United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 10/31/13

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Agricultural Chemicals—0.5%
2,100		CF Industries Holdings, Inc.	$452,760
100		Monsanto Co.	10,488
2,500		Scotts Miracle-Gro Co.	146,800
		TOTAL	610,048
		Agricultural Machinery—0.9%
5,400		AGCO Corp.	315,252
8,200		Deere & Co.	671,088
		TOTAL	986,340
		Airline - National—0.5%
17,100	[1]	United Continental Holdings, Inc.	580,545
		Airline - Regional—0.3%
5,000		Alaska Air Group, Inc.	353,300
		Airlines—0.3%
12,100		Delta Air Lines, Inc.	319,198
		Apparel—0.5%
2,000	[1]	Ann, Inc.	70,720
2,600		Carter's, Inc.	179,790
2,300		Guess ?, Inc.	71,875
900		V.F. Corp.	193,500
		TOTAL	515,885
		AT&T Divestiture—1.6%
27,500		AT&T, Inc.	995,500
14,900		Verizon Communications, Inc.	752,599
		TOTAL	1,748,099
		Auto Components—0.3%
4,100		Lear Corp.	317,299
		Auto Manufacturing—1.1%
26,800		Ford Motor Co.	458,548
12,800	[1]	General Motors Co.	472,960
3,600	[1]	TRW Automotive Holdings Corp.	270,396
		TOTAL	1,201,904
		Auto Original Equipment Manufacturers—0.5%
500	[1]	AutoZone, Inc.	217,345
1,800	[1]	O'Reilly Automotive, Inc.	222,858
2,200	[1]	Tenneco Automotive, Inc.	116,754
		TOTAL	556,957
		Auto Rentals—0.3%
5,000	[1]	United Rentals, Inc.	322,950
		Biotechnology—1.9%
3,600	[1]	Alexion Pharmaceuticals, Inc.	442,620
3,400		Amgen, Inc.	394,400
3,200	[1]	Biogen Idec, Inc.	781,408
100	[1]	Celgene Corp.	14,849
2,700	[1]	Illumina, Inc.	252,477
2,600	[1]	Jazz Pharmaceuticals PLC.	235,924
		TOTAL	2,121,678
1

Shares			Value
		COMMON STOCKS—continued
		Broadcasting—1.1%
19,089	[1]	DIRECTV Group, Inc.	$1,192,872
		Building Materials—0.4%
4,200		Fortune Brands Home & Security, Inc.	180,936
3,300		Lennox International, Inc.	257,598
		TOTAL	438,534
		Building Supply Stores—0.6%
4,400		Home Depot, Inc.	342,716
7,700		Lowe's Cos., Inc.	383,306
		TOTAL	726,022
		Cable & Wireless Television—0.4%
4,000		Time Warner Cable, Inc.	480,600
		Cable TV—1.2%
5,200		CBS Corp. (New), Class B	307,528
10,800		Comcast Corp., Class A	513,864
3,900		Time Warner, Inc.	268,086
2,500		Viacom, Inc., Class B	208,225
		TOTAL	1,297,703
		Capital Markets—0.1%
3,000		Franklin Resources, Inc.	161,580
		Closed End Fund—0.6%
6,200	[1]	Berkshire Hathaway, Inc.	713,496
		Clothing Stores—0.8%
1,700	[1]	Children's Place Retail Stores, Inc.	92,803
14,000		Gap (The), Inc.	517,860
4,900		Hanesbrands, Inc.	333,788
		TOTAL	944,451
		Commodity Chemicals—1.1%
7,800		LyondellBasell Industries NV	581,880
1,500		PPG Industries, Inc.	273,870
3,000		RPM International, Inc.	116,160
2,400		Westlake Chemical Corp.	257,808
		TOTAL	1,229,718
		Computer Peripherals—1.8%
3,700		Lexmark International, Inc., Class A	131,535
7,900		NetApp, Inc.	306,599
10,600		Sandisk Corp.	736,700
12,000		Western Digital Corp.	835,560
		TOTAL	2,010,394
		Computer Services—0.7%
1,300	[1]	CACI International, Inc., Class A	93,574
11,134	[1]	Synnex Corp.	682,514
		TOTAL	776,088
		Computer Stores—2.1%
10,800		GameStop Corp.	592,056
42,649	[1]	Ingram Micro, Inc., Class A	988,177
2,100	[1]	Insight Enterprises, Inc.	44,247
13,862	[1]	Tech Data Corp.	721,656
		TOTAL	2,346,136
		Computers - High End—0.8%
5,000		IBM Corp.	896,050
2

Shares			Value
		COMMON STOCKS—continued
		Computers - Midrange—1.5%
68,700		Hewlett-Packard Co.	$1,674,219
		Construction Machinery—1.8%
8,700		Caterpillar, Inc.	725,232
4,900		Joy Global, Inc.	278,075
19,100		Trinity Industries, Inc.	967,033
		TOTAL	1,970,340
		Cosmetics & Toiletries—0.5%
10,000		Avon Products, Inc.	175,000
3,800		Estee Lauder Cos., Inc., Class A	269,648
5,400	[1]	Sally Beauty Holdings, Inc.	142,128
		TOTAL	586,776
		Crude Oil & Gas Production—1.2%
3,800		Apache Corp.	337,440
8,400		Chesapeake Energy Corp.	234,864
6,500		Devon Energy Corp.	410,930
2,100		EOG Resources, Inc.	374,640
		TOTAL	1,357,874
		Defense Aerospace—1.8%
3,200		Alliant Techsystems, Inc.	348,384
1,900		Boeing Co.	247,950
6,100		General Dynamics Corp.	528,443
6,800		Lockheed Martin Corp.	906,712
		TOTAL	2,031,489
		Defense Electronics—2.1%
6,700	[1]	First Solar, Inc.	336,809
3,500		L-3 Communications Holdings, Inc.	351,575
10,300		Northrop Grumman Corp.	1,107,353
7,300		Raytheon Co.	601,301
		TOTAL	2,397,038
		Department Stores—2.2%
2,600		Dillards, Inc., Class A	213,148
14,900		Kohl's Corp.	846,320
16,600		Macy's, Inc.	765,426
2,600	[1]	Sears Holdings Corp.	151,008
7,400		Target Corp.	479,446
		TOTAL	2,455,348
		Discount Department Stores—0.4%
5,400		Foot Locker, Inc.	187,380
3,300		Wal-Mart Stores, Inc.	253,275
		TOTAL	440,655
		Diversified Financial Services—0.2%
4,100		CIT Group, Inc.	197,456
		Diversified Leisure—0.6%
4,500	[1]	Bally Technologies, Inc.	329,130
4,700		Las Vegas Sands Corp.	330,034
		TOTAL	659,164
		Diversified Oil—0.9%
9,000		Murphy Oil Corp.	542,880
4,900		Occidental Petroleum Corp.	470,792
		TOTAL	1,013,672
3

Shares			Value
		COMMON STOCKS—continued
		Drug Store—0.2%
3,200		Walgreen Co.	$189,568
		Education & Training Services—0.4%
11,000	[1]	Apollo Group, Inc., Class A	293,590
2,100		DeVRY, Inc.	75,390
1,500	[1]	ITT Educational Services, Inc.	60,180
		TOTAL	429,160
		Electric Utility—2.2%
24,600		AES Corp.	346,614
5,200		American Electric Power Co., Inc.	243,568
11,100		Edison International	544,233
6,300		Entergy Corp.	407,736
13,300		Exelon Corp.	379,582
6,600		PPL Corp.	202,158
11,600		Public Service Enterprises Group, Inc.	388,600
		TOTAL	2,512,491
		Electrical - Radio & TV—0.1%
1,800		Harman International Industries, Inc.	145,836
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	61,152
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	76,806
		Ethical Drugs—2.2%
7,200		Abbott Laboratories	263,160
11,400		Eli Lilly & Co.	567,948
2,600		Johnson & Johnson	240,786
14,900		Merck & Co., Inc.	671,841
14,700		Pfizer, Inc.	450,996
3,700	[1]	United Therapeutics Corp.	327,524
		TOTAL	2,522,255
		Financial Services—2.2%
6,500		Ameriprise Financial, Inc.	653,510
400		BlackRock, Inc.	120,324
7,400		Discover Financial Services	383,912
600		Mastercard, Inc.	430,260
2,500		Nelnet, Inc., Class A	106,575
900	[1]	Outerwall, Inc.	58,482
3,700		Visa, Inc., Class A	727,679
		TOTAL	2,480,742
		Food Wholesaling—0.6%
3,800		Ingredion, Inc.	249,888
11,500		Sysco Corp.	371,910
		TOTAL	621,798
		Gas Utilities—0.0%
100		EQT Corp.	8,561
		Generic Drugs—0.9%
11,600	[1]	Endo Health Solutions Inc.	507,268
14,600	[1]	Mylan, Inc.	552,902
		TOTAL	1,060,170
		Grocery Chain—1.5%
25,700		Kroger Co.	1,100,988
4

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—continued
17,900		Safeway, Inc.	$624,710
		TOTAL	1,725,698
		Health Care Providers & Services—0.4%
6,400	[1]	Express Scripts Holding Co.	400,128
		Home Products—1.0%
4,100		Energizer Holdings, Inc.	402,251
1,200		Kimberly-Clark Corp.	129,600
5,200		Newell Rubbermaid, Inc.	154,076
4,600		Tupperware Brands Corp.	412,390
		TOTAL	1,098,317
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	117,801
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	239,040
		Household Appliances—1.1%
8,100		Whirlpool Corp.	1,182,681
		Industrial Machinery—0.3%
9,100	[1]	Terex Corp.	318,045
		Insurance Brokerage—0.4%
11,100		Aspen Insurance Holdings Ltd.	433,011
		Integrated Domestic Oil—2.5%
18,900		ConocoPhillips	1,385,370
8,200		Hess Corp.	665,840
21,900		Marathon Oil Corp.	772,194
		TOTAL	2,823,404
		Integrated International Oil—1.3%
6,700		Chevron Corp.	803,732
6,900		Exxon Mobil Corp.	618,378
		TOTAL	1,422,110
		Internet Services—1.1%
7,500		IAC Interactive Corp.	400,425
1,300	[1]	NetFlix, Inc.	419,224
13,800	[1]	Yahoo, Inc.	454,434
		TOTAL	1,274,083
		Life Insurance—1.2%
4,700		MetLife, Inc.	222,357
11,900		Prudential Financial, Inc.	968,541
2,900		StanCorp Financial Group, Inc.	170,810
		TOTAL	1,361,708
		Machinery—0.4%
2,600		Dover Corp.	238,654
3,900	[1]	OshKosh Truck Corp.	185,601
		TOTAL	424,255
		Mail Order—0.1%
2,200		HSN, Inc.	115,280
		Medical Supplies—1.0%
7,400		Cardinal Health, Inc.	434,084
4,300		McKesson Corp.	672,262
		TOTAL	1,106,346
5

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—1.5%
4,600		Medtronic, Inc.	$264,040
3,900		ResMed, Inc.	201,786
13,500		St. Jude Medical, Inc.	774,765
4,700		Zimmer Holdings, Inc.	411,109
		TOTAL	1,651,700
		Metal Fabrication—0.1%
300		Reliance Steel & Aluminum Co.	21,987
2,700		Timken Co.	142,587
		TOTAL	164,574
		Miscellaneous Components—0.3%
27,428	[1]	Vishay Intertechnology, Inc.	336,541
		Miscellaneous Food Products—0.4%
7,200		Archer-Daniels-Midland Co.	294,480
7,300		Fresh Del Monte Produce, Inc.	194,107
		TOTAL	488,587
		Money Center Bank—4.0%
38,600		Bank of America Corp.	538,856
10,700		Bank of New York Mellon Corp.	340,260
17,300		Citigroup, Inc.	843,894
26,700		JP Morgan Chase & Co.	1,376,118
12,500		State Street Corp.	875,875
14,700		U.S. Bancorp	549,192
		TOTAL	4,524,195
		Mortgage and Title—0.3%
9,300	[1]	CoreLogic, Inc.	309,411
		Multi-Industry Capital Goods—0.7%
16,300		General Electric Co.	426,082
13,300		Textron, Inc.	382,907
		TOTAL	808,989
		Multi-Industry Transportation—0.2%
1,400		FedEx Corp.	183,400
		Multi-Line Insurance—1.1%
15,500		American International Group, Inc.	800,575
5,500		CIGNA Corp.	423,390
600		Cincinnati Financial Corp.	30,000
		TOTAL	1,253,965
		Newspaper Publishing—0.1%
200		Washington Post Co., Class B	128,664
		Office Equipment—0.3%
14,800		Pitney Bowes, Inc.	315,832
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	212,040
		Offshore Driller—0.0%
500		Bristow Group, Inc.	40,235
		Oil Gas & Consumable Fuels—0.8%
13,700		Phillips 66	882,691
		Oil Refiner—2.2%
11,600		HollyFrontier Corp.	534,296
10,300		Marathon Petroleum Corp.	738,098
1,100		Tesoro Petroleum Corp.	53,779
6

Shares		Value
	COMMON STOCKS—continued
	Oil Refiner—continued
28,400	Valero Energy Corp.	$1,169,228
	TOTAL	2,495,401
	Oil Service, Explore & Drill—0.4%
6,400	Helmerich & Payne, Inc.	496,320
	Oil Well Supply—0.3%
5,700	Halliburton Co.	302,271
	Other Communications Equipment—0.4%
7,600	Harris Corp.	470,896
	Packaged Foods—0.1%
2,600	Mondelez International, Inc.	87,464
	Paper Products—0.7%
7,800	International Paper Co.	347,958
3,600	Rock-Tenn Co.	385,236
	TOTAL	733,194
	Personal & Household—0.6%
5,800	Nu Skin Enterprises, Inc., Class A	678,194
	Personal Loans—0.5%
8,000	Capital One Financial Corp.	549,360
	Personnel Agency—0.4%
4,500	Manpower, Inc.	351,450
3,400	Robert Half International, Inc.	131,002
	TOTAL	482,452
	Poultry Products—0.4%
14,500	Tyson Foods, Inc., Class A	401,215
	Printing—0.2%
9,700	Donnelley (R.R.) & Sons Co.	180,129
	Property Liability Insurance—3.0%
3,200	Chubb Corp.	294,656
5,200	Everest Re Group Ltd.	799,448
12,600	HCC Insurance Holdings, Inc.	575,190
5,200	PartnerRe Ltd.	521,092
3,900	Platinum Underwriters Holdings Ltd.	242,541
11,200	The Travelers Cos., Inc.	966,560
	TOTAL	3,399,487
	Recreational Vehicles—0.2%
1,400	Polaris Industries, Inc., Class A	183,330
	Regional Banks—4.6%
23,300	BB&T Corp.	791,501
1,700	City National Corp.	122,587
7,300	Comerica, Inc.	316,090
29,600	Fifth Third Bancorp	563,288
17,200	Huntington Bancshares, Inc.	151,360
17,600	KeyCorp	220,528
11,400	PNC Financial Services Group	838,242
22,700	SunTrust Banks, Inc.	763,628
29,100	Wells Fargo & Co.	1,242,279
3,700	Zions Bancorp	104,969
	TOTAL	5,114,472
	Rental & Leasing Services—0.1%
3,200	Rent-A-Center, Inc.	109,568
7

Shares			Value
		COMMON STOCKS—continued
		Restaurants—0.4%
3,600	[1]	Green Mountain Coffee, Inc.	$226,116
3,100		Starbucks Corp.	251,255
		TOTAL	477,371
		Securities Brokerage—1.1%
5,800		Goldman Sachs Group, Inc.	932,988
10,700		Morgan Stanley	307,411
		TOTAL	1,240,399
		Semiconductor Distribution—1.6%
25,913	[1]	Arrow Electronics, Inc.	1,244,342
14,515		Avnet, Inc.	576,246
		TOTAL	1,820,588
		Semiconductor Manufacturing—1.1%
27,100		Intel Corp.	662,053
5,500	[1]	Omnivision Technologies, Inc.	77,055
6,700		Texas Instruments, Inc.	281,936
5,300		Xilinx, Inc.	240,726
		TOTAL	1,261,770
		Semiconductors & Semiconductor Equipment—0.2%
7,300		Broadcom Corp.	195,056
		Services to Medical Professionals—3.0%
4,600		Aetna, Inc.	288,420
2,000	[1]	Henry Schein, Inc.	224,860
7,600		Humana, Inc.	700,340
4,800		Omnicare, Inc.	264,720
4,900		Quest Diagnostics, Inc.	293,559
12,700		UnitedHealth Group, Inc.	866,902
8,573		Wellpoint, Inc.	726,990
		TOTAL	3,365,791
		Soft Drinks—1.2%
14,400		Coca-Cola Enterprises, Inc.	600,912
13,800		Dr. Pepper Snapple Group, Inc.	653,430
1,700		PepsiCo, Inc.	142,953
		TOTAL	1,397,295
		Software Packaged/Custom—2.6%
5,700		Avago Technologies Ltd.	258,951
19,200		CA, Inc.	609,792
2,000	[1]	Commvault Systems, Inc.	156,160
7,300		Computer Sciences Corp.	359,598
6,800	[1]	Electronic Arts, Inc.	178,500
9,300		Microsoft Corp.	328,755
14,900		Oracle Corp.	499,150
22,200		Symantec Corp.	504,828
		TOTAL	2,895,734
		Specialty Chemicals—0.9%
3,300		Airgas, Inc.	359,931
4,200		Ashland, Inc.	388,710
12,400		Huntsman Corp.	287,928
		TOTAL	1,036,569
		Specialty Retailing—2.6%
8,000		Abercrombie & Fitch Co., Class A	299,840
2,600	[1]	AutoNation, Inc.	125,398
8

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
2,900	[1]	Big Lots, Inc.	$105,444
16,887		CVS Caremark Corp.	1,051,385
800	[1]	Cabela's, Inc., Class A	47,456
500	[1]	Dollar General Corp.	28,890
1,400		Expedia, Inc.	82,432
8,400		GNC Acquisition Holdings, Inc.	494,088
2,700		Nordstrom, Inc.	163,269
2,600		Signet Jewelers Ltd.	194,116
16,300		Staples, Inc.	262,756
1,400		Williams-Sonoma, Inc.	73,416
		TOTAL	2,928,490
		Technology Hardware & Equipment—0.1%
6,300		EMC Corp.	151,641
		Telecommunication Equipment & Services—1.4%
2,400	[1]	Anixter International, Inc.	205,176
22,700		Cisco Systems, Inc.	510,750
4,000		Motorola, Inc.	250,080
8,500		Qualcomm, Inc.	590,495
		TOTAL	1,556,501
		Telephone Utility—0.8%
26,200		CenturyLink, Inc.	887,132
		Tobacco—0.3%
7,000		Lorillard, Inc.	357,070
		Toys & Games—0.5%
9,500		Hasbro, Inc.	490,675
1,800		Mattel, Inc.	79,866
		TOTAL	570,541
		Truck Manufacturing—0.1%
1,200		Cummins, Inc.	152,424
		Undesignated Consumer Cyclicals—0.5%
8,300		Herbalife Ltd.	538,006
2,100		Weight Watchers International, Inc.	67,431
		TOTAL	605,437
		Uniforms—0.3%
6,500		Cintas Corp.	349,505
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,105,655)	110,016,215
		INVESTMENT COMPANY—1.7%
1,931,773	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	1,931,773
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $90,037,428)[4]	111,947,988
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	352,334
		TOTAL NET ASSETS—100%	$112,300,322
9

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2013, the cost of investments for federal tax purposes was $90,037,428. The net unrealized appreciation of investments for federal tax purposes was $21,910,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,774,763 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,864,203.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
10
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—55.5%
		Agricultural Chemicals—0.2%
1,100		CF Industries Holdings, Inc.	$237,160
1,600		Scotts Co.	93,952
		TOTAL	331,112
		Agricultural Machinery—0.6%
4,100		AGCO Corp.	239,358
6,000		Deere & Co.	491,040
291		Lindsay Manufacturing Co.	22,119
		TOTAL	752,517
		Air Freight & Logistics—0.1%
800		FedEx Corp.	104,800
		Airline - National—0.3%
12,800	[1]	United Continental Holdings, Inc.	434,560
		Airline - Regional—0.2%
3,683		Alaska Air Group, Inc.	260,241
345	[1]	Spirit Airlines, Inc.	14,887
		TOTAL	275,128
		Airlines—0.1%
6,500		Delta Air Lines, Inc.	171,470
		Apparel—0.3%
2,036	[1]	Ann, Inc.	71,993
1,700		Carter's, Inc.	117,555
927	[1]	Express, Inc.	21,516
311	[1]	G-III Apparel Group Ltd.	17,640
3,800		Guess ?, Inc.	118,750
400		V.F. Corp.	86,000
		TOTAL	433,454
		AT&T Divestiture—0.8%
17,800		AT&T, Inc.	644,360
8,100		Verizon Communications	409,131
		TOTAL	1,053,491
		Auto Components—0.4%
3,300		Lear Corp.	255,387
1,800	[1]	TRW Automotive Holdings Corp.	135,198
2,394	[1]	Tenneco Automotive, Inc.	127,050
		TOTAL	517,635
		Auto Manufacturing—0.5%
19,700		Ford Motor Co.	337,067
10,800	[1]	General Motors Co.	399,060
		TOTAL	736,127
		Auto Part Replacement—0.0%
446		Standard Motor Products, Inc.	16,127
		Auto Rentals—0.2%
3,400	[1]	United Rentals, Inc.	219,606
		Biotechnology—0.8%
315	[1]	Aegerion Pharmaceuticals, Inc.	26,088

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
236	[1]	Air Methods Corp.	$10,318
2,400	[1]	Alexion Pharmaceuticals, Inc.	295,080
1,400		Amgen, Inc.	162,400
2,200	[1]	Biogen Idec, Inc.	537,218
200	[1]	Celgene Corp.	29,698
505		Questcor Pharmaceuticals, Inc.	30,992
728	[1]	Santarus, Inc.	16,984
351	[1]	Seattle Genetics, Inc.	13,559
		TOTAL	1,122,337
		Broadcasting—0.7%
3,800		American Tower Corp.	301,530
10,100	[1]	DirecTV	631,149
		TOTAL	932,679
		Building Materials—0.3%
3,500		Fortune Brands Home & Security, Inc.	150,780
2,200		Lennox International, Inc.	171,732
273		Watsco, Inc.	26,014
		TOTAL	348,526
		Building Supply Stores—0.4%
3,200		Home Depot, Inc.	249,248
6,100		Lowe's Cos., Inc.	303,658
		TOTAL	552,906
		Cable & Wireless Television—0.2%
2,400		Time Warner Cable, Inc.	288,360
		Cable TV—0.3%
3,500		CBS Corp., Class B	206,990
5,600		Comcast Corp., Class A	266,448
		TOTAL	473,438
		Chemicals—0.3%
5,500		LyondellBasell Industries NV - Class A	410,300
		Closed End Fund—0.4%
4,600	[1]	Berkshire Hathaway, Inc., Class B	529,368
		Clothing Stores—0.6%
1,200	[1]	Children's Place Retail Stores, Inc.	65,508
8,200		Gap (The), Inc.	303,318
5,300		Hanesbrands, Inc.	361,036
464	[1]	Jos A. Bank Clothiers, Inc.	22,263
		TOTAL	752,125
		Commercial Banks—0.1%
6,300	[1]	Popular, Inc.	159,075
		Commodity Chemicals—0.3%
1,000		PPG Industries, Inc.	182,580
2,100		RPM International, Inc.	81,312
1,400		Westlake Chemical Corp.	150,388
		TOTAL	414,280
		Computer Peripherals—1.2%
4,200		EMC Corp. Mass	101,094
2,800		Lexmark International, Inc.	99,540
6,500		NetApp, Inc.	252,265

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
7,300	[1]	Sandisk Corp.	$507,350
621	[1]	Synaptics, Inc.	28,877
8,600		Western Digital Corp.	598,818
		TOTAL	1,587,944
		Computer Services—0.1%
900	[1]	CACI International, Inc., Class A	64,782
343		Fair Isaac & Co., Inc.	19,647
251	[1]	Manhattan Associates, Inc.	26,734
394		Syntel, Inc.	33,821
		TOTAL	144,984
		Computer Stores—0.8%
7,400		GameStop Corp.	405,668
1,900	[1]	Insight Enterprises, Inc.	40,033
11,300	[1]	Tech Data Corp.	588,278
		TOTAL	1,033,979
		Computers - High End—0.4%
3,000		International Business Machines Corp.	537,630
		Computers - Midrange—0.8%
43,400		Hewlett-Packard Co.	1,057,658
		Construction Machinery—1.0%
5,200		Caterpillar, Inc.	433,472
4,300		Joy Global, Inc.	244,025
14,400		Trinity Industries, Inc.	729,072
		TOTAL	1,406,569
		Cosmetics & Toiletries—0.3%
9,700		Avon Products, Inc.	169,750
1,200		Estee Lauder Cos., Inc., Class A	85,152
591		Inter Parfums, Inc.	20,780
4,519	[1]	Sally Beauty Holdings, Inc.	118,940
		TOTAL	394,622
		Crude Oil & Gas Production—0.5%
2,600		Apache Corp.	230,880
6,400		Chesapeake Energy Corp.	178,944
3,200		Devon Energy Corp.	202,304
768		Energy XXI Bermuda	22,318
735	[1]	Stone Energy Corp.	25,622
		TOTAL	660,068
		Defense Aerospace—1.1%
2,200		Alliant Techsystems, Inc.	239,514
2,300	[1]	B/E Aerospace, Inc.	186,668
3,400		General Dynamics Corp.	294,542
375	[1]	Hexcel Corp.	15,866
3,900		Lockheed Martin Corp.	520,026
315	[1]	Teledyne Technologies, Inc.	27,979
9,000		Textron, Inc.	259,110
		TOTAL	1,543,705
		Defense Electronics—1.1%
3,400	[1]	First Solar, Inc.	170,918
2,400		L-3 Communications Holdings, Inc.	241,080

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Defense Electronics—continued
6,900		Northrop Grumman Corp.	$741,819
3,800		Raytheon Co.	313,006
		TOTAL	1,466,823
		Department Stores—1.1%
10,400		Kohl's Corp.	590,720
11,000		Macy's, Inc.	507,210
2,900	[1]	Sears Holdings Corp.	168,432
4,500		Target Corp.	291,555
		TOTAL	1,557,917
		Discount Department Stores—0.2%
4,700		Foot Locker, Inc.	163,090
1,600		Wal-Mart Stores, Inc.	122,800
		TOTAL	285,890
		Diversified Consumer Services—0.0%
871	[1]	Outerwall, Inc.	56,598
		Diversified Leisure—0.3%
3,300	[1]	Bally Technologies, Inc.	241,362
3,300		Las Vegas Sand Corp.	231,726
		TOTAL	473,088
		Education & Training Services—0.3%
8,100	[1]	Apollo Group, Inc., Class A	216,189
1,500		DeVRY, Inc.	53,850
702	[1]	Grand Canyon Education, Inc.	33,184
1,200	[1]	ITT Educational Services, Inc.	48,144
		TOTAL	351,367
		Electric & Electronic Original Equipment Manufactures—0.0%
686	[1]	Generac Holdings, Inc.	33,854
		Electric Utility—1.2%
15,600		AES Corp.	219,804
4,600		Ameren Corp.	166,428
3,400		American Electric Power Co., Inc.	159,256
7,000		Edison International	343,210
4,200		Entergy Corp.	271,824
5,200		Exelon Corp.	148,408
4,300		PPL Corp.	131,709
5,100		Public Service Enterprises Group, Inc.	170,850
		TOTAL	1,611,489
		Electrical - Radio & TV—0.1%
1,400		Harman International Industries, Inc.	113,428
		Electrical Equipment—0.0%
484		EnerSys, Inc.	32,113
194		Littelfuse, Inc.	16,496
		TOTAL	48,609
		Electronic Equipment Instruments & Components—0.1%
7,000	[1]	Sanmina Corp.	101,920
		Electronic Instruments—0.0%
668	[1]	IRobot Corp.	22,625
		Electronic Test/Measuring Equipment—0.0%
1,400	[1]	Itron, Inc.	59,738

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Ethical Drugs—1.2%
5,400		Abbott Laboratories	$197,370
116	[1]	Cubist Pharmaceuticals, Inc.	7,192
467	[1]	Ligand Pharmaceuticals, Inc., Class B	24,172
7,500		Lilly (Eli) & Co.	373,650
7,400		Merck & Co., Inc.	333,666
11,300		Pfizer, Inc.	346,684
3,300	[1]	United Therapeutics Corp.	292,116
		TOTAL	1,574,850
		Financial Services—1.2%
4,600		Ameriprise Financial, Inc.	462,484
717		Deluxe Corp.	33,763
4,200		Discover Financial Services	217,896
1,700		Dun & Bradstreet Corp.	184,943
532		Financial Engines, Inc.	29,723
691		Heartland Payment Systems, Inc.	27,951
200		Mastercard, Inc., Class A	143,420
1,600		Nelnet, Inc., Class A	68,208
542	[1]	Portfolio Recovery Associates, Inc.	32,222
2,400		Visa, Inc., Class A Shares	472,008
616	[1]	Xoom Corp.	18,326
		TOTAL	1,690,944
		Food Wholesaling—0.3%
2,600		Ingredion, Inc.	170,976
7,500		Sysco Corp.	242,550
		TOTAL	413,526
		Furniture—0.0%
677	[1]	Select Comfort Corp.	12,403
		Gas Utilities—0.0%
100		EQT Corp.	8,561
		Generic Drugs—0.6%
7,900	[1]	Endo Health Solutions, Inc.	345,467
1,211	[1]	Impax Laboratories, Inc.	24,535
12,400	[1]	Mylan, Inc.	469,588
		TOTAL	839,590
		Grocery Chain—1.0%
397		Casey's General Stores, Inc.	28,933
20,000		Kroger Co.	856,800
13,700		Safeway, Inc.	478,130
		TOTAL	1,363,863
		Health Care Providers & Services—0.3%
4,900	[1]	Express Scripts Holding Co.	306,348
3,100	[1]	HCA Holdings, Inc.	146,134
		TOTAL	452,482
		Home Building—0.0%
194		Ryland Group, Inc.	7,799
		Home Health Care—0.0%
472	[1]	Wellcare Health Plans, Inc.	31,473
		Home Products—0.5%
3,100		Energizer Holdings, Inc.	304,141

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Home Products—continued
3,800		Newell Rubbermaid, Inc.	$112,594
2,934		Tupperware Brands Corp.	263,033
		TOTAL	679,768
		Hospitals—0.1%
1,900	[1]	Community Health Systems, Inc.	82,897
		Hotels—0.2%
4,100		Wyndham Worldwide Corp.	272,240
		Household Appliances—0.5%
113	[1]	Middleby Corp.	25,724
4,800		Whirlpool Corp.	700,848
		TOTAL	726,572
		Industrial Conglomerates—0.2%
11,100		General Electric Co.	290,154
		Industrial Machinery—0.2%
20		Actuant Corp.	751
6,200	[1]	Terex Corp.	216,690
		TOTAL	217,441
		Insurance Brokerage—0.2%
8,400		Aspen Insurance Holdings Ltd.	327,684
71	[1]	Texas Capital Bancshares, Inc.	3,696
		TOTAL	331,380
		Integrated Domestic Oil—1.4%
12,000		ConocoPhillips	879,600
5,300		Hess Corp.	430,360
14,900		Marathon Oil Corp.	525,374
		TOTAL	1,835,334
		Integrated International Oil—0.7%
3,900		Chevron Corp.	467,844
4,900		Exxon Mobil Corp.	439,138
		TOTAL	906,982
		Internet Services—0.7%
129	[1]	Angie's List, Inc.	1,818
4,200		IAC Interactive Corp.	224,238
1,000	[1]	NetFlix, Inc.	322,480
693	[1]	Overstock.com, Inc.	16,237
100	[1]	Priceline.com, Inc.	105,383
949	[1]	Web.com Group, Inc.	25,575
7,100	[1]	Yahoo, Inc.	233,803
		TOTAL	929,534
		Life Insurance—0.6%
3,400		MetLife, Inc.	160,854
7,300		Prudential Financial	594,147
1,900		StanCorp Financial Group, Inc.	111,910
		TOTAL	866,911
		Machined Parts Original Equipment Manufacturers—0.0%
433		Applied Industrial Technologies, Inc.	20,485
		Machinery—0.1%
3,100	[1]	OshKosh Truck Corp.	147,529

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Mail Order—0.1%
1,657		HSN, Inc.	$86,827
		Maritime—0.0%
218		TAL International Group, Inc.	10,532
		Medical Supplies—0.6%
601	[1]	Align Technology, Inc.	34,293
3,300		Cardinal Health, Inc.	193,578
107	[1]	MWI Veterinary Supply, Inc.	16,974
2,900		McKesson Corp.	453,386
117	[1]	Medidata Solutions, Inc.	12,906
645		Owens & Minor, Inc.	24,136
408		Steris Corp.	18,438
526		West Pharmaceutical Services, Inc.	25,432
		TOTAL	779,143
		Medical Technology—0.8%
638		Cantel Medical Corp.	22,394
553	[1]	Cyberonics, Inc.	31,941
406	[1]	Integra Lifesciences Corp.	18,587
1,900		Medtronic, Inc.	109,060
1,800		ResMed, Inc.	93,132
9,200		St. Jude Medical, Inc.	527,988
2,500		Zimmer Holdings, Inc.	218,675
		TOTAL	1,021,777
		Metal Fabrication—0.0%
324		Mueller Industries, Inc.	19,534
100		Timken Co.	5,281
793		Worthington Industries, Inc.	32,148
		TOTAL	56,963
		Miscellaneous Components—0.2%
855	[1]	Microsemi Corp.	21,486
365		Power Integrations, Inc.	20,966
246	[1]	Proto Labs, Inc.	20,629
22,000	[1]	Vishay Intertechnology, Inc.	269,940
		TOTAL	333,021
		Miscellaneous Food Products—0.3%
5,400		Archer-Daniels-Midland Co.	220,860
4,500		Fresh Del Monte Produce, Inc.	119,655
		TOTAL	340,515
		Money Center Bank—2.1%
20,400		Bank of America Corp.	284,784
9,300		Citigroup, Inc.	453,654
16,600		J.P. Morgan Chase & Co.	855,564
7,600		State Street Corp.	532,532
7,900		The Bank of New York Mellon Corp.	251,220
11,000		U.S. Bancorp	410,960
		TOTAL	2,788,714
		Mortgage and Title—0.1%
3,500	[1]	CoreLogic, Inc.	116,445
		Multi-Industry Basic—0.0%
2,294	[1]	Graphic Packaging Holding Co.	19,269

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multi-Industry Basic—continued
1,025		Olin Corp.	$23,073
		TOTAL	42,342
		Multi-Industry Capital Goods—0.0%
262		Acuity Brands, Inc. Holding Company	26,334
		Multi-Industry Transportation—0.0%
511		Brinks Co. (The)	16,045
		Multi-Line Insurance—0.8%
11,300	[1]	American International Group, Inc.	583,645
5,900		CIGNA Corp.	454,182
		TOTAL	1,037,827
		Newspaper Publishing—0.1%
300		Washington Post Co., Class B	192,996
		Office Equipment—0.2%
10,000		Pitney Bowes, Inc.	213,400
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	131,936
		Offshore Driller—0.0%
100		Bristow Group, Inc.	8,047
		Oil Gas & Consumable Fuels—1.0%
1,400		EOG Resources, Inc.	249,760
5,400		Murphy Oil Corp.	325,728
2,500		Occidental Petroleum Corp.	240,200
9,100		Phillips 66	586,313
		TOTAL	1,402,001
		Oil Refiner—1.3%
1,126		Alon USA Energy, Inc.	13,602
684		Delek US Holdings, Inc.	17,476
8,100		HollyFrontier Corp.	373,086
6,900		Marathon Petroleum Corp.	494,454
500		Tesoro Petroleum Corp.	24,445
18,300		Valero Energy Corp.	753,411
1,014		Western Refining, Inc.	32,722
		TOTAL	1,709,196
		Oil Service, Explore & Drill—0.2%
4,200		Helmerich & Payne, Inc.	325,710
		Oil Well Supply—0.2%
111	[1]	Dril-Quip, Inc.	13,034
3,900		Halliburton Co.	206,817
		TOTAL	219,851
		Other Communications Equipment—0.3%
6,800		Harris Corp.	421,328
594	[1]	Netgear, Inc.	17,083
		TOTAL	438,411
		Packaged Foods—0.0%
352	[1]	Hain Celestial Group, Inc.	29,297
258	[1]	United Natural Foods, Inc.	18,434
		TOTAL	47,731
		Paint & Related Materials—0.0%
481		Fuller (H.B.) Co.	23,025

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Paper Products—0.3%
5,300		International Paper Co.	$236,433
1,800		Rock-Tenn Co.	192,618
		TOTAL	429,051
		Personal & Household—0.4%
4,591		Nu Skin Enterprises, Inc.	536,826
		Personal Loans—0.2%
4,200		Capital One Financial Corp.	288,414
457		Cash America International, Inc.	18,028
149	[1]	Credit Acceptance Corp.	17,627
		TOTAL	324,069
		Personnel Agency—0.3%
3,500		Manpower Group, Inc.	273,350
329		Maximus, Inc.	15,940
3,000		Robert Half International, Inc.	115,590
		TOTAL	404,880
		Pharmaceuticals—0.1%
1,500	[1]	Jazz Pharmaceuticals PLC.	136,110
		Poultry Products—0.2%
352		Sanderson Farms, Inc.	22,250
10,300		Tyson Foods, Inc., Class A	285,001
		TOTAL	307,251
		Printing—0.1%
3,500		Donnelley (R.R.) & Sons Co.	64,995
616		Valassis Communications, Inc.	16,854
		TOTAL	81,849
		Professional Services—0.0%
190	[1]	CoStar Group, Inc.	33,628
		Property Liability Insurance—1.7%
3,200		Everest Re Group Ltd.	491,968
9,400		HCC Insurance Holdings, Inc.	429,110
4,700		PartnerRe Ltd.	470,987
3,600		Underwriters Holdings Ltd.	223,884
7,500		The Travelers Cos, Inc.	647,250
		TOTAL	2,263,199
		Real Estate Investment Trusts—1.8%
20,000		DDR Corp.	339,000
9,300		Extra Space Storage, Inc.	427,707
8,000		Pebblebrook Hotel Trust	241,600
5,000		Plum Creek Timber Co., Inc.	227,000
4,800		ProLogis, Inc.	191,760
1,100		Public Storage	183,667
2,500		SL Green Realty Corp.	236,425
1,191		Simon Property Group, Inc.	184,069
22,000	[1]	Strategic Hotels & Resorts, Inc.	191,400
18,000	[1]	Sunstone Hotel Investors, Inc.	238,500
		TOTAL	2,461,128
		Recreational Goods—0.0%
507		Sturm Ruger & Co., Inc.	33,163

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Recreational Vehicles—0.1%
753		Brunswick Corp.	$33,983
700		Polaris Industries, Inc.	91,665
		TOTAL	125,648
		Regional Banks—2.5%
12,700		BB&T Corp.	431,419
373		Bank of the Ozarks, Inc.	18,456
5,200		Comerica, Inc.	225,160
20,900		Fifth Third Bancorp	397,727
13,300		Huntington Bancshares, Inc.	117,040
21,000		KeyCorp	263,130
7,800		PNC Financial Services Group	573,534
19,500		SunTrust Banks, Inc.	655,980
13,800		Wells Fargo & Co.	589,122
2,400		Zions Bancorp	68,088
		TOTAL	3,339,656
		Rental & Leasing Services—0.1%
2,300		Rent-A-Center, Inc.	78,752
		Restaurants—0.2%
308		Cracker Barrel Old Country Store, Inc.	33,840
406		Domino's Pizza, Inc.	27,226
2,400	[1]	Green Mountain Coffee, Inc.	150,744
278	[1]	Red Robin Gourmet Burgers	21,178
		TOTAL	232,988
		Road & Rail—0.0%
866	[1]	Swift Transportation Co.	18,870
		Roofing & Wallboard—0.0%
245	[1]	Beacon Roofing Supply, Inc.	8,504
		Securities Brokerage—0.6%
3,500		Goldman Sachs Group, Inc.	563,010
7,600		Morgan Stanley	218,348
		TOTAL	781,358
		Semiconductor Distribution—0.8%
16,800	[1]	Arrow Electronics, Inc.	806,736
7,100	[1]	Avnet, Inc.	281,870
214	[1]	Tyler Technologies, Inc.	20,696
		TOTAL	1,109,302
		Semiconductor Manufacturing—0.5%
1,068	[1]	Cirrus Logic, Inc.	23,955
16,800		Intel Corp.	410,424
133	[1]	Semtech Corp.	4,138
2,300		Texas Instruments, Inc.	96,784
3,100		Xilinx, Inc.	140,802
		TOTAL	676,103
		Semiconductor Manufacturing Equipment—0.0%
1,130		Mentor Graphics Corp.	24,950
		Semiconductors & Semiconductor Equipment—0.1%
3,800		Broadcom Corp.	101,536
		Services to Medical Professionals—1.5%
1,200		Aetna, Inc.	75,240

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
621	[1]	Bio-Reference Laboratories, Inc.	$20,127
509	[1]	Centene Corp.	28,585
490		Healthcare Services Group, Inc.	13,421
500	[1]	Henry Schein, Inc.	56,215
4,900		Humana, Inc.	451,535
229	[1]	Molina Healthcare, Inc.	7,246
4,000		Omnicare, Inc.	220,600
3,400		Quest Diagnostics, Inc.	203,694
583	[1]	Team Health Holdings, Inc.	25,325
7,500		UnitedHealth Group, Inc.	511,950
645	[1]	WebMd Health Corp.	22,717
4,800		Wellpoint, Inc.	407,040
		TOTAL	2,043,695
		Shoes—0.1%
1,259	[1]	CROCs, Inc.	15,335
494	[1]	Deckers Outdoor Corp.	34,002
390	[1]	Genesco, Inc.	26,563
		TOTAL	75,900
		Soft Drinks—0.5%
7,500		Coca-Cola Enterprises, Inc.	312,975
7,900		Dr. Pepper Snapple Group, Inc.	374,065
700		PepsiCo, Inc.	58,863
		TOTAL	745,903
		Software Packaged/Custom—1.7%
551	[1]	Advent Software, Inc.	18,486
902	[1]	Aspen Technology, Inc.	34,483
3,300		Avago Technologies Ltd.	149,919
14,300		CA, Inc.	454,168
2,012	[1]	Commvault Systems, Inc.	157,097
5,400		Computer Sciences Corp.	266,004
4,500	[1]	Electronic Arts, Inc.	118,125
793	[1]	Electronics for Imaging, Inc.	27,208
719	[1]	IGATE Capital Corp.	22,893
667	[1]	Infoblox, Inc.	29,648
7,200		Microsoft Corp.	254,520
8,100		Oracle Corp.	271,350
684		Pegasystems, Inc.	26,033
828	[1]	SS&C Technologies Holdings, Inc.	32,540
16,000		Symantec Corp.	363,840
556	[1]	Synchronoss Technologies, Inc.	19,249
752	[1]	ValueClick, Inc.	14,446
		TOTAL	2,260,009
		Specialty Chemicals—0.5%
1,000		Airgas, Inc.	109,070
710		American Vanguard Corp.	18,531
3,300		Ashland, Inc.	305,415
388		Chemed Corp.	26,314
8,400		Huntsman Corp.	195,048
		TOTAL	654,378

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Specialty Retailing—1.7%
5,200		Abercrombie & Fitch Co., Class A	$194,896
616	[1]	Asbury Automotive Group, Inc.	29,599
1,800	[1]	AutoNation, Inc.	86,814
300	[1]	AutoZone, Inc.	130,407
2,400	[1]	Big Lots, Inc.	87,264
12,000		CVS Corp.	747,120
384	[1]	Cabela's, Inc., Class A	22,779
440	[1]	Conn's, Inc.	26,593
5,550		GNC Acquisition Holdings, Inc.	326,451
515		Lithia Motors, Inc., Class A	32,368
296	[1]	Lumber Liquidators Holdings, Inc.	33,800
1,500		Nordstrom, Inc.	90,705
1,800	[1]	O'Reilly Automotive, Inc.	222,858
527		Penske Automotive Group, Inc.	20,880
800		Signet Jewelers Ltd.	59,728
13,300		Staples, Inc.	214,396
		TOTAL	2,326,658
		Surveillance-Detection—0.0%
1,600		Diebold, Inc.	47,936
319		Mine Safety Appliances Co.	15,363
		TOTAL	63,299
		Telecommunication Equipment & Services—1.0%
2,268	[1]	Anixter International, Inc.	193,891
1,417	[1]	CIENA Corp.	32,974
21,300		Cisco Systems, Inc.	479,250
326	[1]	Mastec, Inc.	10,422
3,200		Motorola Solutions, Inc.	200,064
380		Plantronics, Inc.	16,317
4,700		Qualcomm, Inc.	326,509
888	[1]	Ubiquiti Networks, Inc.	34,259
		TOTAL	1,293,686
		Telephone Utility—0.5%
18,800		CenturyLink, Inc.	636,568
		Tobacco—0.2%
4,100		Lorillard, Inc.	209,141
		Toys & Games—0.1%
3,200		Hasbro, Inc.	165,280
		Truck Manufacturing—0.1%
800		Cummins, Inc.	101,616
		Trucking—0.0%
391	[1]	Old Dominion Freight Lines, Inc.	18,338
		Undesignated Consumer Cyclicals—0.4%
8,200		Herbalife Ltd.	531,524
526	[1]	Parexel International Corp.	24,043
		TOTAL	555,567
		Undesignated Consumer Staples—0.0%
654	[1]	Medifast, Inc.	15,245
379	[1]	USANA, Inc.	25,859
		TOTAL	41,104

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Undesignated Health—0.0%
932		HealthSouth Corp.	$32,723
		Uniforms—0.1%
1,500		Cintas Corp.	80,655
		TOTAL COMMON STOCKS (IDENTIFIED COST $61,799,927)	75,464,774
		ASSET-BACKED SECURITIES—0.7%
$26,888		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,989
300,000		Discover Card Master Trust I 2012—B3, B3, 0.624%, 05/15/2018	299,333
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	179,089
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.662%, 06/20/2017	400,561
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	24,555
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $952,934)	931,527
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,412		Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.390%, 3/25/2031	1,465
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	193,026
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	71,398
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	131,185
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	196,965
4,520		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	4,986
8,857		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	9,959
15,162		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	16,878
18,769		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	21,078
1,297		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	1,372
3,645		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	3,813
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	103,249
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	142,435
13,475		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	14,974
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.262%, 2/12/2051	115,054
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.093%, 12/12/2049	56,894
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	100,833
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	146,559
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	108,112
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,319
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,458,762)	1,466,554
		CORPORATE BONDS—9.9%
		Basic Industry - Chemicals—0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	105,006
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,888
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,807
70,000		RPM International, Inc., 6.500%, 02/15/2018	80,149
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,850
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	86,477
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,854
		TOTAL	385,031
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	53,191
100,000		Alcoa, Inc., 5.870%, 02/23/2022	102,941
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	98,264

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	$12,392
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	89,005
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	107,500
30,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.500%, 5/01/2018	29,285
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	39,476
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,951
50,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.700%, 03/15/2023	46,677
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	16,599
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	99,741
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	101,622
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	150,630
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,908
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,860
		TOTAL	1,075,042
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,334
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	20,750
		TOTAL	30,084
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	53,304
111,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 6.375%, 9/16/2023	112,943
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,801
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,913
		TOTAL	197,961
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	45,988
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	44,170
		Capital Goods - Diversified Manufacturing—0.2%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,625
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,664
60,000		Dover Corp., Note, 5.450%, 03/15/2018	68,947
30,000		Emerson Electric Co., 4.875%, 10/15/2019	34,282
80,000		Hubbell, Inc., 5.950%, 06/01/2018	91,583
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	52,732
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	35,800
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,346
		TOTAL	330,979
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	96,965
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,530
		TOTAL	127,495
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	44,629
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	9,798
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,722
		TOTAL	65,149
		Communications - Media & Cable—0.0%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	25,259

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media & Cable—continued
$30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	$35,198
		TOTAL	60,457
		Communications - Media Noncable—0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,888
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	29,814
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,321
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	89,198
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	19,558
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	106,249
		TOTAL	300,028
		Communications - Telecom Wireless—0.4%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	47,187
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	106,066
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	101,337
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	53,828
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	110,570
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,511
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	89,628
		TOTAL	541,127
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	9,325
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	101,713
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	190,162
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	70,936
		TOTAL	372,136
		Consumer Cyclical - Automotive—0.3%
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	75,128
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,607
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	93,342
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,245
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,344
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,795
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	66,949
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,253
		TOTAL	404,663
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	223,231
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	103,017
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,337
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,723
		TOTAL	382,308
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	28,332
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,843
		TOTAL	79,175
		Consumer Cyclical - Retailers—0.0%
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,680
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	69,068

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	$11,251
		TOTAL	80,319
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	102,719
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	111,063
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	47,781
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	60,809
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	187,176
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	23,338
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,926
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	51,929
		TOTAL	615,741
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	48,977
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	9,828
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,338
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,251
		TOTAL	139,394
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,299
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	36,285
		TOTAL	46,584
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,509
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	32,061
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	30,162
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	34,928
		TOTAL	97,151
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	52,227
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,235
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	98,553
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	81,343
		TOTAL	267,358
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,793
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,931
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	116,182
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	84,034
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,378
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	51,072
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,325
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	51,988
		TOTAL	397,703
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,870
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	20,264
50,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.100%, 09/15/2023	51,268

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	$16,153
		TOTAL	103,555
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,370
30,000		Valero Energy Corp., 7.500%, 04/15/2032	36,600
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,064
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,610
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	109,371
		TOTAL	206,015
		Financial Institution - Banking—1.9%
74,000		American Express Co., 2.650%, 12/02/2022	69,620
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	52,550
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,168
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	62,982
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	110,165
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,400
125,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	132,188
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	51,846
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,759
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	107,121
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	27,125
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,190
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	42,033
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,122
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	75,677
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	268,687
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,563
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.000%, 5/01/2014	51,352
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	28,168
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	34,795
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,759
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	153,500
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	375,475
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	71,277
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	169,299
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,757
30,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/01/2014	30,647
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	103,069
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.750%, 2/01/2018	35,038
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	79,170
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	120,790
		TOTAL	2,580,292
		Financial Institution - Brokerage—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,931
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	90,429
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	141,875
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	39,873
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	13,844

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	$51,887
		TOTAL	359,839
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	28,964
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.350%, 12/21/2065	177,500
		TOTAL	206,464
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	58,601
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	54,838
		TOTAL	113,439
		Financial Institution - Insurance - Life—0.3%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	198,091
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,675
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,040
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,434
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	14,975
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,540
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,601
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,831
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	59,299
		TOTAL	370,486
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	96,730
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,133
75,000		CNA Financial Corp., 6.500%, 08/15/2016	84,869
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	37,058
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	23,399
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	101,597
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	91,702
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	54,894
		TOTAL	491,382
		Financial Institution - REITs—0.4%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	48,156
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	51,287
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,861
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	64,160
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,464
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,125
50,000	[2,3]	Healthcare Trust of America, Series 144A, 3.700%, 04/15/2023	47,230
75,000		Liberty Property LP, 6.625%, 10/01/2017	86,524
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	18,876
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,066
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,254
35,000		Simon Property Group LP, 6.750%, 05/15/2014	35,595
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	35,117
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,474
		TOTAL	554,189
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	30,549

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—0.3%
$15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	$14,201
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	43,733
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	27,459
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	66,589
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,014
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	91,549
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,890
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	102,260
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,196
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,322
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	9,964
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	27,054
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,613
		TOTAL	474,844
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	143,421
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	78,817
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	55,511
30,000	[2,3]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.000%, 05/15/2023	27,928
		TOTAL	162,256
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	104,964
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	61,716
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,702
		TOTAL	197,382
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	88,213
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	103,116
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,133
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	74,865
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	100,926
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	23,355
30,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	32,461
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,703
19,641	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	20,987
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	34,505
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	91,884
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	48,806
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	84,334
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,918
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,949
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,436
		TOTAL	833,591
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,796
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,045
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	62,986

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—continued
$55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	$62,370
		TOTAL	162,197
		Utility - Natural Gas Pipelines—0.3%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	51,470
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	44,817
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	78,417
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	66,445
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	50,255
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,389
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,831
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,963
		TOTAL	384,587
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,823,253)	13,481,720
		FOREIGN GOVERNMENT/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $76,423)	80,812
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
$1,364		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	1,396
4,607		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	4,953
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,188)	6,349
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	75,788
		U.S. TREASURY—4.5%
516,640		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	511,877
1,281,485		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	1,337,738
1,500,000		United States Treasury Note, 0.500%, 7/31/2017	1,478,437
750,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	755,457
800,000		United States Treasury Note, 1.875%, 6/30/2020	800,164
1,100,000		United States Treasury Note, 3.500%, 5/15/2020	1,217,436
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,266,545)	6,101,109
		EXCHANGE-TRADED FUNDS—9.1%
24,000		iShares MSCI Emerging Markets ETF	1,019,040
173,500		iShares MSCI EAFE ETF	11,430,180
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,996,181)	12,449,220
		INVESTMENT COMPANIES—18.3%[5]
46,173		Emerging Markets Fixed Income Core Fund	1,559,672
827,278		Federated Mortgage Core Portfolio	8,156,962
9,915,228	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	9,915,228
135,216		Federated Project and Trade Finance Core Fund	1,318,352

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued[5]
586,766	High Yield Bond Portfolio	$3,931,335
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $24,799,793)	24,881,549
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $119,250,006)[7]	134,939,402
	OTHER ASSETS AND LIABILITIES - NET—0.7%[8]	916,637
	TOTAL NET ASSETS—100%	$135,856,039
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year (CBT) Long Futures	51	$6,206,063	December 2013	$121,010
[1]United States Treasury Note 10-Year (CBT) Long Futures	55	$7,004,766	December 2013	$204,056
[1]United States Treasury Bond Ultra Long Short Futures	8	$1,152,750	December 2013	$(32,236)
[1]United States Treasury Long Bond (CBT) Short Futures	15	$2,022,188	December 2013	$(66,362)
[1]United States Treasury Note 2-Year (CBT) Short Futures	100	$22,042,188	December 2013	$(79,912)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$146,556
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,559,780 and $25,827,078, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $2,830,389, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $2,607,158, which represented 1.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$223,231
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At October 31, 2013, the cost of investments for federal tax purposes was $119,248,775. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $15,690,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,631,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,940,983.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$72,361,622	$—	$—	$72,361,622
International	3,103,152	—	—	3,103,152
Debt Securities:
Asset-Backed Securities	—	931,527	—	931,527
Collateralized Mortgage Obligations	—	1,466,554	—	1,466,554
Corporate Bonds	—	13,481,720	—	13,481,720
Foreign Government/Agency	—	80,812	—	80,812
Mortgage-Backed Securities	—	6,349	—	6,349
Municipal Bond	—	75,788	—	75,788
U.S. Treasury	—	6,101,109	—	6,101,109
Exchange-Traded Funds	12,449,220	—	—	12,449,220
Investment Companies[1]	23,563,197	1,318,352	—	24,881,549
TOTAL SECURITIES	$111,477,191	$23,462,211	$—	$134,939,402
OTHER FINANCIAL INSTRUMENTS[2]	$146,556	$—	$—	$146,556
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
23
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Agricultural Chemicals—0.6%
100		Monsanto Co.	$10,488
8,035		Scotts Miracle-Gro Co.	471,815
		TOTAL	482,303
		Agricultural Machinery—0.9%
8,200		Deere & Co.	671,088
		Airline - National—0.8%
17,327	[1]	United Continental Holdings, Inc.	588,252
		Airline - Regional—0.3%
3,700		Alaska Air Group, Inc.	261,442
		Airlines—0.6%
1,100		Copa Holdings SA, Class A	164,494
10,800		Delta Air Lines, Inc.	284,904
		TOTAL	449,398
		Apparel—0.7%
4,800		L Brands, Inc.	300,528
1,000		V.F. Corp.	215,000
		TOTAL	515,528
		AT&T Divestiture—1.2%
17,636		Verizon Communications, Inc.	890,794
		Auto Components—0.2%
7,800		Goodyear Tire & Rubber Co.	163,644
		Auto Manufacturing—0.6%
25,317		Ford Motor Co.	433,174
		Auto Original Equipment Manufacturers—0.7%
1,200		BorgWarner, Inc.	123,756
3,500		Delphi Automotive PLC	200,200
1,500	[1]	O'Reilly Automotive, Inc.	185,715
		TOTAL	509,671
		Auto Part Replacement—0.9%
8,907		Genuine Parts Co.	702,139
		Auto Rentals—0.5%
6,300	[1]	United Rentals, Inc.	406,917
		Baking—0.4%
12,348		Flowers Foods, Inc.	312,898
		Biotechnology—3.6%
4,300	[1]	Alexion Pharmaceuticals, Inc.	528,685
4,600		Amgen, Inc.	533,600
3,400	[1]	Biogen Idec, Inc.	830,246
2,073	[1]	Celgene Corp.	307,820
3,100	[1]	Illumina, Inc.	289,881
3,400	[1]	Jazz Pharmaceuticals PLC.	308,516
		TOTAL	2,798,748
		Broadcasting—1.2%
14,653	[1]	DIRECTV Group, Inc.	915,666
		Building Materials—0.2%
4,300		Fortune Brands Home & Security, Inc.	185,244
1

Shares			Value
		COMMON STOCKS—continued
		Building Supply Stores—0.7%
6,700		Home Depot, Inc.	$521,863
		Cable & Wireless Television—1.1%
6,900		Time Warner Cable, Inc.	829,035
		Cable TV—1.7%
5,793	[1]	AMC Networks, Inc.	406,031
4,700		CBS Corp. (New), Class B	277,958
10,841		Comcast Corp., Class A	515,815
1,100		Viacom, Inc., Class B	91,619
		TOTAL	1,291,423
		Capital Markets—0.5%
6,800		Franklin Resources, Inc.	366,248
		Chemicals—0.6%
1,700		Eastman Chemical Co.	133,943
4,800		LyondellBasell Industries NV	358,080
		TOTAL	492,023
		Clothing Stores—1.9%
23,415		Gap (The), Inc.	866,121
9,129		Hanesbrands, Inc.	621,867
		TOTAL	1,487,988
		Commercial Services—0.0%
200	[1]	Stericycle, Inc.	23,240
		Commodity Chemicals—1.6%
4,200		Du Pont (E.I.) de Nemours & Co.	257,040
900		PPG Industries, Inc.	164,322
15,925		RPM International, Inc.	616,616
1,700		Westlake Chemical Corp.	182,614
		TOTAL	1,220,592
		Computer Peripherals—3.2%
14,800		EMC Corp.	356,236
14,000		NetApp, Inc.	543,340
8,300		Sandisk Corp.	576,850
13,800		Western Digital Corp.	960,894
		TOTAL	2,437,320
		Computer Services—0.6%
4,054	[1]	Cognizant Technology Solutions Corp.	352,414
1,300	[1]	Fiserv, Inc.	136,149
		TOTAL	488,563
		Computers - High End—1.7%
7,200		IBM Corp.	1,290,312
		Computers - Low End—1.3%
1,895		Apple, Inc.	989,853
		Construction Machinery—1.9%
11,100		Caterpillar, Inc.	925,296
8,900		Joy Global, Inc.	505,075
		TOTAL	1,430,371
		Cosmetics & Toiletries—1.2%
15,906		Avon Products, Inc.	278,355
4,800		Estee Lauder Cos., Inc., Class A	340,608
3,500	[1]	Sally Beauty Holdings, Inc.	92,120
1,684	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	216,983
		TOTAL	928,066
2

Shares			Value
		COMMON STOCKS—continued
		Crude Oil & Gas Production—2.1%
600		Cabot Oil & Gas Corp., Class A	$21,192
6,100		EOG Resources, Inc.	1,088,240
6,083	[1]	Newfield Exploration Co.	185,227
1,500		Range Resources Corp.	113,565
4,700	[1]	Southwestern Energy Co.	174,934
		TOTAL	1,583,158
		Defense Aerospace—1.9%
4,008	[1]	B/E Aerospace, Inc.	325,289
2,600		Boeing Co.	339,300
6,000		Lockheed Martin Corp.	800,040
		TOTAL	1,464,629
		Department Stores—0.9%
2,000		Dillards, Inc., Class A	163,960
8,400		Target Corp.	544,236
		TOTAL	708,196
		Discount Department Stores—1.5%
2,700		Family Dollar Stores, Inc.	185,976
12,632		Wal-Mart Stores, Inc.	969,506
		TOTAL	1,155,482
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	127,980
		Diversified Leisure—0.2%
2,500		Las Vegas Sands Corp.	175,550
		Drug Store—0.7%
9,000		Walgreen Co.	533,160
		Education & Training Services—0.4%
5,400	[1]	Apollo Group, Inc., Class A	144,126
3,604	[1]	ITT Educational Services, Inc.	144,593
		TOTAL	288,719
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	227,698
		Ethical Drugs—1.6%
17,791		Eli Lilly & Co.	886,348
3,600	[1]	United Therapeutics Corp.	318,672
		TOTAL	1,205,020
		Financial Services—3.4%
3,400		American Express Co.	278,120
1,100		BlackRock, Inc.	330,891
3,300	[1]	FleetCor Technologies, Inc.	380,655
600		Mastercard, Inc.	430,260
6,700	[1]	Verifone Systems, Inc.	151,822
4,294		Visa, Inc., Class A	844,501
12,400		Western Union Co.	211,048
		TOTAL	2,627,297
		Food Products—0.1%
1,800		Kellogg Co.	113,850
		Food Wholesaling—1.3%
29,917		Sysco Corp.	967,516
		Generic Drugs—1.1%
9,000	[1]	Endo Health Solutions, Inc.	393,570
3

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—continued
12,400	[1]	Mylan, Inc.	$469,588
		TOTAL	863,158
		Grocery Chain—2.2%
34,777		Kroger Co.	1,489,847
3,200		Whole Foods Market, Inc.	202,016
		TOTAL	1,691,863
		Health Care Equipment & Supplies—0.2%
2,600		Stryker Corp.	192,036
		Health Care Providers & Services—1.0%
6,200	[1]	Express Scripts Holding Co.	387,624
5,000	[1]	HCA, Inc.	235,700
1,400	[1]	Laboratory Corp. of America Holdings	141,260
		TOTAL	764,584
		Home Products—0.4%
3,600		Tupperware Brands Corp.	322,740
		Hotels and Motels—0.4%
5,100		Wyndham Worldwide Corp.	338,640
		Household Durables—0.2%
5,200		Newell Rubbermaid, Inc.	154,076
		Industrial Machinery—0.8%
1,800		Dover Corp.	165,222
5,000		Ingersoll-Rand PLC, Class A	337,650
1,100		Valmont Industries, Inc.	154,550
		TOTAL	657,422
		Internet Services—4.1%
600	[1]	Amazon.com, Inc.	218,418
12,700	[1]	eBay, Inc.	669,417
600	[1]	Google, Inc.	618,348
13,000		IAC Interactive Corp.	694,070
2,200	[1]	NetFlix, Inc.	709,456
246	[1]	Priceline.com, Inc.	259,242
		TOTAL	3,168,951
		IT Services—0.3%
3,000		Accenture PLC	220,500
		Life Insurance—0.6%
6,100		Prudential Financial, Inc.	496,479
		Medical Supplies—2.7%
1,900		Becton, Dickinson & Co.	199,747
21,448		Cardinal Health, Inc.	1,258,140
4,100		McKesson Corp.	640,994
		TOTAL	2,098,881
		Medical Technology—1.3%
17,132		St. Jude Medical, Inc.	983,206
		Miscellaneous Machinery—0.0%
100		Illinois Tool Works, Inc.	7,879
		Multi-Industry Capital Goods—0.9%
1,100		3M Co.	138,435
5,307		Crane Co.	336,995
2,700		Honeywell International, Inc.	234,171
		TOTAL	709,601
4

Shares			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—0.8%
6,000		Allied World Assurance Holdings Ltd.	$649,740
		Multiline Retail—0.4%
7,500		Macy's, Inc.	345,825
		Mutual Fund Adviser—0.2%
800	[1]	Affiliated Managers Group	157,952
		Office Equipment—0.8%
28,428		Pitney Bowes, Inc.	606,654
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	541,173
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	163,172
		Oil Refiner—0.2%
3,500		CVR Energy, Inc.	139,020
		Oil Well Supply—0.9%
1,400	[1]	Dril-Quip, Inc.	164,388
5,600		Halliburton Co.	296,968
2,300		Schlumberger Ltd.	215,556
		TOTAL	676,912
		Other Communications Equipment—1.6%
18,017		Harris Corp.	1,116,333
4,900	[1]	Skyworks Solutions, Inc.	126,322
		TOTAL	1,242,655
		Packaged Foods—0.3%
2,500		Hershey Foods Corp.	248,100
		Paper Products—0.4%
2,600		Rock-Tenn Co.	278,226
		Personal & Household—0.5%
3,600		Nu Skin Enterprises, Inc., Class A	420,948
		Personal Products—0.4%
2,900		Kimberly-Clark Corp.	313,200
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	480,919
		Pollution Control—0.1%
1,500		Danaher Corp.	108,135
		Printing—0.3%
11,646		Donnelley (R.R.) & Sons Co.	216,266
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	239,338
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	595,988
		Railroad—0.6%
1,700		Union Pacific Corp.	257,380
3,000		Wabtec Corp.	195,570
		TOTAL	452,950
		Recreational Goods—0.3%
11,642		International Game Technology	218,870
		Recreational Vehicles—0.3%
1,700		Polaris Industries, Inc., Class A	222,615
		Restaurants—0.6%
3,200	[1]	Green Mountain Coffee, Inc.	200,992
5

Shares			Value
		COMMON STOCKS—continued
		Restaurants—continued
3,000		Starbucks Corp.	$243,150
		TOTAL	444,142
		Semiconductor Manufacturing—2.5%
18,500		Broadcom Corp.	494,320
58,931		Intel Corp.	1,439,684
		TOTAL	1,934,004
		Semiconductors & Semiconductor Equipment—1.0%
5,800		Avago Technologies Ltd.	263,494
5,100		Texas Instruments, Inc.	214,608
5,800		Xilinx, Inc.	263,436
		TOTAL	741,538
		Services to Medical Professionals—0.5%
3,300	[1]	Henry Schein, Inc.	371,019
		Shoes—0.4%
4,000	[1]	Deckers Outdoor Corp.	275,320
		Soft Drinks—3.8%
24,994		Coca-Cola Enterprises, Inc.	1,043,000
25,130		Dr. Pepper Snapple Group, Inc.	1,189,905
8,410		PepsiCo, Inc.	707,197
		TOTAL	2,940,102
		Software Packaged/Custom—4.9%
1,000	[1]	Akamai Technologies, Inc.	44,740
35,613		CA, Inc.	1,131,069
2,300	[1]	Commvault Systems, Inc.	179,584
6,500	[1]	Electronic Arts, Inc.	170,625
1,400	[1]	F5 Networks, Inc.	114,114
3,600		Intuit, Inc.	257,076
6,700		Microsoft Corp.	236,845
10,400		Oracle Corp.	348,400
53,408		Symantec Corp.	1,214,498
1,088	[1]	VMware, Inc., Class A	88,432
		TOTAL	3,785,383
		Specialty Chemicals—0.4%
2,500		Airgas, Inc.	272,675
		Specialty Retailing—4.2%
800	[1]	AutoZone, Inc.	347,752
5,200	[1]	Bed Bath & Beyond, Inc.	402,064
5,900	[1]	Big Lots, Inc.	214,524
1,700		Costco Wholesale Corp.	200,600
5,300	[1]	Dollar General Corp.	306,234
5,000		Expedia, Inc.	294,400
9,616		GNC Acquisition Holdings, Inc.	565,613
7,200		Lowe's Cos., Inc.	358,416
6,136		Nordstrom, Inc.	371,044
2,600		PetSmart, Inc.	189,176
		TOTAL	3,249,823
		Telecommunication Equipment & Services—1.4%
6,400		Motorola, Inc.	400,128
10,100		Qualcomm, Inc.	701,647
		TOTAL	1,101,775
6

Shares			Value
		COMMON STOCKS—continued
		Telephone Utility—0.3%
28,204		Windstream Corp.	$241,144
		Textiles Apparel & Luxury Goods—1.3%
6,400		Coach, Inc.	324,352
1,200	[1]	Fossil, Inc.	152,328
2,200	[1]	Michael Kors Holdings Ltd.	169,290
2,000		Ralph Lauren Corp.	331,280
		TOTAL	977,250
		Tobacco—0.2%
2,800		Lorillard, Inc.	142,828
		Toys & Games—1.7%
21,165		Hasbro, Inc.	1,093,172
4,600		Mattel, Inc.	204,102
		TOTAL	1,297,274
		Trading Companies & Distributors—0.2%
500		Grainger (W.W.), Inc.	134,485
		Truck Manufacturing—0.5%
3,300		Cummins, Inc.	419,166
		Undesignated Consumer Cyclicals—0.7%
7,200		Herbalife Ltd.	466,704
3,300		Weight Watchers International, Inc.	105,963
		TOTAL	572,667
		Uniforms—0.6%
9,236		Cintas Corp.	496,620
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,587,583)	75,647,947
		INVESTMENT COMPANY—2.1%
1,608,098	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	1,608,098
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $64,195,681)[4]	77,256,045
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(166,105)
		TOTAL NET ASSETS—100%	$77,089,940
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2013, the cost of investments for federal tax purposes was $64,195,681. The net unrealized appreciation of investments for federal tax purposes was $13,060,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,805,052 and net unrealized depreciation from investments for those securities having an excess of cost over value of $744,688.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
7

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Accident & Health Insurance—0.2%
3,887	[1]	Triple-S Management Corp., Class B	$69,227
		Agricultural Machinery—0.4%
2,800		Alamo Group, Inc.	132,132
		Airline - National—0.5%
21,440	[1]	Jet Blue Airways Corp.	152,010
		Airline - Regional—1.3%
356		Alaska Air Group, Inc.	25,155
12,514	[1]	Republic Airways Holdings, Inc.	147,415
8,827		SkyWest, Inc.	132,758
3,000	[1]	Spirit Airlines, Inc.	129,450
		TOTAL	434,778
		Apparel—1.0%
1,100	[1]	Ann, Inc.	38,896
5,337	[1]	Express, Inc.	123,872
2,800	[1]	G-III Apparel Group Ltd.	158,816
		TOTAL	321,584
		Auto Original Equipment Manufacturers—0.8%
5,100		Myers Industries, Inc.	90,882
4,100	[1]	Stoneridge, Inc.	52,316
2,254	[1]	Tenneco Automotive, Inc.	119,620
		TOTAL	262,818
		Auto Part Replacement—0.5%
4,385		Standard Motor Products, Inc.	158,562
		Auto Rentals—0.1%
109	[1]	AMERCO	22,010
		Automotive—0.7%
4,400		Remy International, Inc.	96,932
5,900	[1]	Tower International, Inc.	125,198
		TOTAL	222,130
		Beer—0.3%
400	[1]	The Boston Beer Co., Inc., Class A	91,836
		Biotechnology—1.3%
13,900	[1]	Affymetrix, Inc.	98,273
8,800	[1]	Albany Molecular Research, Inc.	115,280
4,400	[1]	Anika Therapeutics, Inc.	131,428
7,700	[1]	Cornerstone Therapeutics, Inc.	72,919
1,100	[1]	Osiris Therapeutics, Inc.	14,641
		TOTAL	432,541
		Book Publishing—0.2%
2,200		Scholastic Corp.	63,118
		Broadcasting—0.3%
6,400	[1]	TiVo, Inc.	85,056
		Building Materials—0.2%
2,450		Aaon, Inc.	66,175
		Business Services—0.3%
2,341	[1]	Euronet Worldwide, Inc.	101,599
1

Shares			Value
		COMMON STOCKS—continued
		Carpets—0.1%
1,965		Culp, Inc.	$38,023
		Clothing Stores—0.4%
1,300	[1]	Children's Place Retail Stores, Inc.	70,967
4,000		Stein Mart, Inc.	59,080
		TOTAL	130,047
		Commercial Services—1.2%
6,000		Convergys Corp.	118,440
9,500	[1]	Furmanite Corp.	106,875
8,100	[1]	Lifelock, Inc.	130,329
800	[1]	Parexel International Corp.	36,568
		TOTAL	392,212
		Communications Equipment—0.5%
7,800	[1]	Finisar Corp.	179,478
		Computer Networking—0.7%
2,751		Black Box Corp.	68,885
3,700	[1]	Cray, Inc.	82,732
4,800	[1]	Super Micro Computer, Inc.	66,816
		TOTAL	218,433
		Computer Peripherals—0.4%
3,100	[1]	Synaptics, Inc.	144,150
		Computer Services—1.3%
1,105	[1]	CACI International, Inc., Class A	79,538
3,100	[1]	comScore, Inc.	82,832
1,244	[1]	Synnex Corp.	76,257
2,300		Syntel, Inc.	197,432
		TOTAL	436,059
		Computer Stores—0.9%
5,471	[1]	Insight Enterprises, Inc.	115,274
8,869	[1]	PC Connections, Inc.	177,291
		TOTAL	292,565
		Construction & Engineering—0.6%
4,300	[1]	Pike Electric Corp.	46,483
5,900	[1]	Tutor Perini Corp.	135,405
		TOTAL	181,888
		Consumer Finance—0.3%
4,000	[1]	Green Dot Corp.	85,840
		Cosmetics & Toiletries—0.7%
2,000	[1]	Helen of Troy Ltd.	93,440
4,000		Inter Parfums, Inc.	140,640
		TOTAL	234,080
		Crude Oil & Gas Production—1.2%
439		CVR Energy, Inc.	17,437
2,800	[1]	Carrizo Oil & Gas, Inc.	122,752
7,600	[1]	Stone Energy Corp.	264,936
		TOTAL	405,125
		Defense Aerospace—1.5%
9,500		AAR Corp.	278,160
1,900	[1]	Ducommun, Inc.	47,234
925		Heico Corp.	49,562
1,200	[1]	Teledyne Technologies, Inc.	106,584
		TOTAL	481,540
2

Shares			Value
		COMMON STOCKS—continued
		Defense Electronics—0.5%
2,600		American Railcar Industries, Inc.	$106,496
1,030	[1]	First Solar, Inc.	51,778
		TOTAL	158,274
		Department Stores—0.0%
1,400		Bon-Ton Stores, Inc.	16,030
		Diversified Leisure—0.7%
4,400	[1]	Live Nation, Inc.	85,536
4,600	[1]	Multimedia Games Holding Company, Inc.	149,546
		TOTAL	235,082
		Education & Training Services—0.6%
223	[1]	Capella Education Co.	13,585
12,185	[1]	Corinthian Colleges, Inc.	26,076
500	[1]	Grand Canyon Education, Inc.	23,635
3,644	[1]	ITT Educational Services, Inc.	146,197
100		Strayer Education, Inc.	3,953
		TOTAL	213,446
		Electric & Electronic Original Equipment Manufactures—0.9%
5,871	[1]	Generac Holdings, Inc.	289,734
		Electric Utility—1.4%
1,700		El Paso Electric Co.	59,789
4,500		Idacorp, Inc.	232,200
3,500		UniSource Energy Corp.	173,180
		TOTAL	465,169
		Electrical - Radio & TV—0.2%
1,700	[1]	Universal Electronics, Inc.	66,147
		Electrical Equipment—0.9%
3,100		Coleman Cable, Inc.	76,260
2,100		Encore Wire Corp.	104,013
2,000		Smith (A.O.) Corp.	103,300
		TOTAL	283,573
		Electronic Components—0.2%
2,800		Methode Electronics, Inc., Class A	71,624
		Electronic Equipment Instruments & Components—1.0%
8,967	[1]	Sanmina Corp.	130,560
10,700	[1]	Taser International, Inc.	190,139
		TOTAL	320,699
		Electronic Instruments—0.2%
1,600	[1]	iRobot Corp.	54,192
		Energy Equipment & Services—0.5%
2,900	[1]	Exterran Holdings, Inc.	82,795
8,300	[1]	Renewable Energy Group, Inc.	90,553
		TOTAL	173,348
		Ethical Drugs—0.4%
800	[1]	Ligand Pharmaceuticals, Inc., Class B	41,408
5,698	[1]	PharMerica Corp.	84,102
		TOTAL	125,510
		Financial Services—5.0%
2,400	[1]	Cardtronics, Inc.	94,200
6,835		Deluxe Corp.	321,860
2,700		Financial Engines, Inc.	150,849
700		Heartland Payment Systems, Inc.	28,315
3

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
1,300	[1]	Huron Consulting Group, Inc.	$76,141
2,400		Lakeland Financial Corp.	85,416
10,058		MainSource Financial Group, Inc.	163,141
3,807		Nelnet, Inc., Class A	162,292
3,755	[1]	PHH Corp.	90,308
3,387	[1]	Portfolio Recovery Associates, Inc.	201,357
7,700		Provident Financial Services, Inc.	144,298
4,000	[1]	Xoom Corp.	119,000
		TOTAL	1,637,177
		Food Products—0.5%
5,500	[1]	Pilgrim's Pride Corp.	77,935
1,100	[1]	TreeHouse Foods, Inc.	80,586
		TOTAL	158,521
		Food Wholesaling—0.4%
1,200		Core-Mark Holding Co., Inc.	84,876
7,300	[1]	SUPERVALU, Inc.	51,319
		TOTAL	136,195
		Furniture—1.3%
3,100	[1]	American Woodmark Corp.	105,152
5,600		Haverty Furniture Cos., Inc.	155,736
2,759		Kimball International, Inc., Class B	32,280
5,300		La-Z Boy Chair Co.	122,324
		TOTAL	415,492
		Gas Distributor—0.5%
3,000		New Jersey Resources Corp.	138,090
600		Southwest Gas Corp.	32,556
		TOTAL	170,646
		Generic Drugs—0.2%
2,800	[1]	Lannett Co., Inc.	66,108
		Grocery Chain—0.6%
1,900		Casey's General Stores, Inc.	138,472
2,100		Ingles Markets, Inc., Class A	54,201
		TOTAL	192,673
		Health Care—0.5%
2,210	[1]	USANA, Inc.	150,788
		Health Care Providers & Services—0.3%
2,000	[1]	Centene Corp.	112,320
		Home Building—0.3%
8,900	[1]	PGT, Inc.	93,005
		Home Health Care—1.0%
5,400	[1]	Addus Homecare Corp.	139,590
3,000	[1]	Providence Service Corp.	89,670
1,719	[1]	Wellcare Health Plans, Inc.	114,623
		TOTAL	343,883
		Home Products—0.6%
5,200	[1]	Libbey, Inc.	111,020
1,100		WD 40 Co.	79,739
		TOTAL	190,759
		Hospitals—0.8%
5,300		HealthSouth Corp.	186,083
4

Shares			Value
		COMMON STOCKS—continued
		Hospitals—continued
10,191		Select Medical Holdings Corp.	$86,420
		TOTAL	272,503
		Hotels Restaurants & Leisure—0.4%
2,300	[1]	Marriott Vacations Worldwide Corp.	115,184
		Household Appliances—0.1%
2,342	[1]	hhgregg, Inc.	36,324
		Industrial Machinery—0.7%
3,700	[1]	Columbus McKinnon Corp.	96,237
5,900	[1]	Rexnord Corp.	138,768
		TOTAL	235,005
		Industrial Services—0.2%
4,200	[1]	EnerNOC, Inc.	69,846
		Insurance—0.2%
2,100		Employers Holdings, Inc.	63,147
		Insurance Brokerage—0.5%
2,180		AmTrust Financial Services, Inc.	83,625
6,900		Crawford & Co., Class B	75,831
		TOTAL	159,456
		Internet Services—1.0%
9,900	[1]	Orbitz Worldwide, Inc.	91,476
2,000	[1]	Tree.com, Inc.	59,020
6,100	[1]	Web.com Group, Inc.	164,395
		TOTAL	314,891
		Internet Software & Services—0.6%
5,000	[1]	NIC, Inc.	123,100
1,100	[1]	VistaPrint Ltd.	59,455
		TOTAL	182,555
		IT Services—0.2%
3,300	[1]	Moneygram International, Inc.	69,663
		Jewelry Stores—0.3%
1,800		Movado Group, Inc.	83,934
		Life Insurance—0.9%
5,100		American Equity Investment Life Holding Co.	106,284
10,168		Symetra Financial Corp.	190,447
		TOTAL	296,731
		Magazine Publishing—0.2%
1,100		Meredith Corp.	56,430
		Maritime—0.3%
3,600		Alexander and Baldwin, Inc.	97,524
		Medical Supplies—1.8%
5,900	[1]	Align Technology, Inc.	336,654
4,500		Invacare Corp.	96,615
2,900	[1]	NuVasive, Inc.	92,162
5,500		PetMed Express, Inc.	81,620
		TOTAL	607,051
		Medical Technology—2.2%
3,550		Cantel Medical Corp.	124,605
1,400	[1]	Cyberonics, Inc.	80,864
5,900	[1]	Greatbatch Technologies, Inc.	224,908
4,500	[1]	Hanger Orthopedic Group, Inc.	165,150
800	[1]	Integra Lifesciences Corp.	36,624
5

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—continued
3,500	[1]	PhotoMedex, Inc.	$44,240
4,800	[1]	Staar Surgical Co.	63,552
		TOTAL	739,943
		Metal Fabrication—1.1%
2,400		CIRCOR International, Inc.	177,048
500		Mueller Industries, Inc.	30,145
2,058		NN, Inc.	33,093
1,900		Olympic Steel, Inc.	52,003
1,500		Worthington Industries, Inc.	60,810
		TOTAL	353,099
		Mini-Mill Producer—0.0%
800		Commercial Metals Corp.	14,688
		Miscellaneous Components—0.9%
4,300	[1]	International Rectifier Corp.	111,972
2,300	[1]	Microsemi Corp.	57,799
1,600		Power Integrations, Inc.	91,904
3,700	[1]	Qlogic Corp.	45,695
		TOTAL	307,370
		Miscellaneous Food Products—0.5%
1,500		Fresh Del Monte Produce, Inc.	39,885
1,800		The Anderson's, Inc.	133,524
		TOTAL	173,409
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,703
		Multi-Industry Basic—0.6%
4,200		Aceto Corp.	66,990
6,000	[1]	Graphic Packaging Holding Co.	50,400
3,128		Olin Corp.	70,411
		TOTAL	187,801
		Multi-Industry Transportation—0.4%
4,200		Brinks Co. (The)	131,880
		Multi-Line Insurance—1.9%
800		Amerisafe, Inc.	30,800
14,135		CNO Financial Group, Inc.	220,223
3,575		FBL Financial Group, Inc., Class A	159,946
5,025		Montpelier Re Holdings Ltd.	138,740
1,600		Safety Insurance Group, Inc.	87,504
		TOTAL	637,213
		Natural Gas Production—0.2%
10,063	[1]	VAALCO Energy, Inc.	53,032
		Office Supplies—0.6%
4,526		United Stationers, Inc.	201,135
		Offshore Driller—0.2%
5,000	[1]	Newpark Resources, Inc.	63,750
		Oil Refiner—0.6%
272		Alon USA Energy, Inc.	3,286
2,722		Delek US Holdings, Inc.	69,547
4,072		Western Refining, Inc.	131,403
		TOTAL	204,236
		Oil Service, Explore & Drill—0.2%
10,637	[1]	Parker Drilling Co.	76,586
6

Shares			Value
		COMMON STOCKS—continued
		Oil Well Supply—0.4%
3,000	[1]	Park-Ohio Holdings Corp.	$124,230
		Optical Reading Equipment—0.2%
2,100	[1]	ScanSource, Inc.	80,766
		Paint & Related Materials—0.2%
6,100	[1]	Ferro Corp.	78,263
		Paper & Forest Products—0.5%
6,200	[1]	Boise Cascade Co.	158,782
		Paper Products—0.9%
3,400		Kadant, Inc.	121,720
2,400		Orchids Paper Products Co.	73,200
8,600	[1]	Xerium Technologies, Inc.	103,114
		TOTAL	298,034
		Personal Loans—0.5%
1,215		Cash America International, Inc.	47,932
300	[1]	Credit Acceptance Corp.	35,490
900	[1]	World Acceptance Corp.	93,708
		TOTAL	177,130
		Personnel Agency—1.7%
8,200	[1]	AMN Healthcare Services, Inc.	101,680
2,000		Barrett Business Services, Inc.	166,540
4,435		Kelly Services, Inc., Class A	92,514
5,200	[1]	Korn/Ferry International	123,760
2,700	[1]	TrueBlue, Inc.	66,690
		TOTAL	551,184
		Pollution Control—0.2%
1,800		US Ecology, Inc.	63,990
		Poultry Products—0.2%
1,000		Sanderson Farms, Inc.	63,210
		Printed Circuit Boards—0.5%
4,200	[1]	Benchmark Electronics, Inc.	95,466
15,047	[1]	Sigma Designs, Inc.	81,856
		TOTAL	177,322
		Printing—1.2%
1,700	[1]	Consolidated Graphics, Inc.	108,953
5,794		Quad Graphics, Inc.	202,326
3,144		Valassis Communications, Inc.	86,020
		TOTAL	397,299
		Professional Services—0.6%
700	[1]	CoStar Group, Inc.	123,893
1,900	[1]	ICF International, Inc.	65,778
		TOTAL	189,671
		Property Liability Insurance—1.8%
2,470		Argo Group International Holdings Ltd.	103,691
5,200		Horace Mann Educators Corp.	144,040
2,774		Platinum Underwriters Holdings Ltd.	172,515
308		ProAssurance Corp.	13,958
800		RLI Corp.	75,584
3,000		United Fire & Casualty Co.	95,100
		TOTAL	604,888
		Psychiatric Centers—0.2%
1,300	[1]	Magellan Health Services, Inc.	76,310
7

Shares			Value
		COMMON STOCKS—continued
		Railroad—0.3%
4,300	[1]	Greenbrier Cos., Inc.	$114,122
		Recreational Goods—1.2%
14,200	[1]	Smith & Wesson Holding Corp.	153,076
3,200		Sturm Ruger & Co., Inc.	209,312
5,200	[1]	The Nautilus Group, Inc.	41,392
		TOTAL	403,780
		Recreational Vehicles—0.7%
1,200		Arctic Cat, Inc.	62,880
1,084		Brunswick Corp.	48,921
4,200	[1]	Winnebago Industries, Inc.	124,572
		TOTAL	236,373
		Regional Banks—8.4%
3,700	[1]	Ameris Bancorp	67,710
9,000		BBCN Bancorp, Inc.	133,470
800		BancFirst Corp.	44,456
6,100		Bancorpsouth, Inc.	134,810
1,464		Cardinal Financial Corp.	24,156
2,200		Community Trust Bancorp, Inc.	93,698
3,874		Enterprise Financial Services Corp.	69,848
3,999		Financial Institutions, Inc.	94,656
4,900		First Interstate BancSystem, Inc., Class A	123,039
6,500		First Merchants Corp.	122,200
1,300		Great Southern Bancorp, Inc.	36,504
2,700		Hancock Holding Co.	88,506
7,980		Hanmi Financial Corp.	139,490
3,200		Heartland Financial USA, Inc.	84,768
1,080		Peoples Bancorp, Inc.	24,214
5,300		Pinnacle Financial Partners, Inc.	164,300
5,500		PrivateBancorp, Inc.	133,980
3,500		S & T Bancorp, Inc.	85,820
2,300		Sandy Spring Bancorp, Inc.	56,327
1,900		Southside Bancshares, Inc.	51,870
5,300		Susquehanna Bankshares, Inc.	62,461
3,900		TriCo Bancshares	98,631
4,100		Trustmark Corp.	111,356
1,700		Washington Trust Bancorp	55,913
2,200		Wesbanco, Inc.	64,680
8,300	[1]	Western Alliance Bancorp	175,545
24,857		Wilshire Bancorp, Inc.	210,539
4,600		Wintrust Financial Corp.	200,146
		TOTAL	2,753,093
		Rental & Leasing Services—0.1%
880		Rent-A-Center, Inc.	30,131
		Resorts—0.1%
1,600		Interval Leisure Group, Inc.	38,832
		Restaurant—1.3%
1,600	[1]	AFC Enterprises, Inc.	71,328
3,300		CEC Entertainment, Inc.	152,955
1,100		Cracker Barrel Old Country Store, Inc.	120,857
1,300		Domino's Pizza, Inc.	87,178
		TOTAL	432,318
8

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—3.3%
4,437		Banner Corp.	$169,759
2,500		First Defiance Financial Corp.	64,550
5,500	[1]	Flagstar Bancorp, Inc.	89,155
4,000		Glacier Bancorp, Inc.	110,520
5,200		MB Financial, Inc.	154,440
8,748		Provident Financial Holdings, Inc.	132,620
1,800		WSFS Financial Corp.	126,018
8,700		Webster Financial Corp. Waterbury	242,643
		TOTAL	1,089,705
		Semiconductor Manufacturing—1.9%
4,800	[1]	Cirrus Logic, Inc.	107,664
4,500	[1]	Integrated Device Technology, Inc.	47,880
8,010	[1]	Omnivision Technologies, Inc.	112,220
2,600	[1]	Plexus Corp.	99,528
18,000	[1]	RF Micro Devices, Inc.	94,500
7,651	[1]	Spansion, Inc.	91,583
7,800	[1]	Triquint Semiconductor, Inc.	61,854
		TOTAL	615,229
		Semiconductor Manufacturing Equipment—0.5%
7,653		Mentor Graphics Corp.	168,978
		Semiconductors & Semiconductor Equipment—0.2%
6,700		Intersil Holding Corp.	74,772
		Services to Medical Professionals—1.6%
6,400	[1]	Bio-Reference Laboratories, Inc.	207,424
800		Healthcare Services Group, Inc.	21,912
2,600	[1]	MedAssets, Inc.	59,878
1,300	[1]	Team Health Holdings, Inc.	56,472
4,700	[1]	WebMD Health Corp., Class A	165,534
		TOTAL	511,220
		Shoes—1.4%
8,600		Brown Shoe Co., Inc.	192,984
417	[1]	CROCs, Inc.	5,079
1,459	[1]	Genesco, Inc.	99,373
5,500	[1]	Skechers USA, Inc., Class A	160,270
		TOTAL	457,706
		Software Packaged/Custom—4.2%
3,832	[1]	Aspen Technology, Inc.	146,498
5,819		CSG Systems International, Inc.	162,117
5,400	[1]	Calix Networks, Inc.	54,918
2,338	[1]	Commvault Systems, Inc.	182,551
3,500	[1]	Electronics for Imaging, Inc.	120,085
1,330	[1]	ePlus, Inc.	72,299
4,100	[1]	IGATE Capital Corp.	130,544
2,300	[1]	Omnicell, Inc.	53,061
3,500		Pegasystems, Inc.	133,210
4,700	[1]	Perficient, Inc.	85,023
4,700	[1]	SS&C Technologies Holdings, Inc.	184,710
1,600	[1]	Synchronoss Technologies, Inc.	55,392
		TOTAL	1,380,408
		Specialty Chemicals—0.9%
2,200		American Pacific Corp.	100,144
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Chemicals—continued
1,200		Chemed Corp.	$81,384
6,200		FutureFuel Corp.	107,942
808	[1]	Omnova Solutions, Inc.	7,030
		TOTAL	296,500
		Specialty Retailing—3.7%
2,883	[1]	Asbury Automotive Group, Inc.	138,528
6,800		Big 5 Sporting Goods Corp.	128,588
800	[1]	Conn's, Inc.	48,352
1,100		Finish Line, Inc., Class A	27,544
3,300	[1]	Five Below, Inc.	159,258
2,700		Lithia Motors, Inc., Class A	169,695
2,362	[1]	Lumber Liquidators, Inc.	269,717
4,720		Natures Sunshine Products, Inc.	89,161
3,200		Penske Automotive Group, Inc.	126,784
2,200		Stage Stores, Inc.	45,430
		TOTAL	1,203,057
		Telecommunication Equipment & Services—2.0%
5,500		Alliance Fiber Optic Products, Inc.	102,135
1,489	[1]	Anixter International, Inc.	127,295
8,700	[1]	CIENA Corp.	202,449
5,700	[1]	Ubiquiti Networks, Inc.	219,906
		TOTAL	651,785
		Telephone Utility—0.6%
7,500		Inteliquent, Inc.	96,375
26,565	[1]	Vonage Holdings Corp.	99,087
		TOTAL	195,462
		Transportation - Services—0.2%
900		Bristow Group, Inc.	72,423
		Transportation Infrastructure—0.2%
3,100	[1]	Wesco Aircraft Holdings, Inc.	56,792
		Truck Manufacturing—0.4%
10,700	[1]	Federal Signal Corp.	146,483
		Trucking—0.1%
1,665	[1]	Swift Transportation Co.	36,280
		Undesignated Consumer Cyclicals—0.5%
3,300		ABM Industries, Inc.	90,783
2,400	[1]	TeleTech Holdings, Inc.	63,528
		TOTAL	154,311
		Undesignated Consumer Staples—0.7%
6,700	[1]	Medifast, Inc.	156,177
4,300		Nutri/System, Inc.	80,840
		TOTAL	237,017
		Undesignated Energy—0.4%
7,400		Green Plains Renewable Energy, Inc.	119,362
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,251,399)	32,301,718
10

Shares			Value
		INVESTMENT COMPANY—2.2%
734,351	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$734,351
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $28,985,750)[4]	33,036,069
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(123,129)
		TOTAL NET ASSETS—100%	$32,912,940
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2013, the cost of investments for federal tax purposes was $28,985,750. The net unrealized appreciation of investments for federal tax purposes was $4,050,319. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,411,156 and net unrealized depreciation from investments for those securities having an excess of cost over value of $360,837.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
12
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Machinery—0.7%
6,453		Lindsay Manufacturing Co.	$490,493
		Airline - Regional—1.0%
10,284		Alaska Air Group, Inc.	726,667
		Apparel—2.6%
15,864	[1]	Ann, Inc.	560,951
5,005		Columbia Sportswear Co.	334,684
23,053	[1]	Express, Inc.	535,060
1,436		Oxford Industries, Inc.	103,062
10,033	[1]	Zumiez, Inc.	297,378
		TOTAL	1,831,135
		Auto Original Equipment Manufacturers—1.5%
19,241		Dana Holding Corp.	377,124
13,665	[1]	Meritor, Inc.	93,878
11,473	[1]	Tenneco Automotive, Inc.	608,872
		TOTAL	1,079,874
		Beer—0.7%
2,300	[1]	The Boston Beer Co., Inc., Class A	528,057
		Biotechnology—4.1%
6,800	[1]	Acorda Therapeutics, Inc.	208,148
6,800	[1]	Aegerion Pharmaceuticals, Inc.	563,176
4,500	[1]	Air Methods Corp.	196,740
9,800	[1]	Isis Pharmaceuticals, Inc.	326,046
11,487		Questcor Pharmaceuticals, Inc.	704,957
24,000	[1]	Santarus, Inc.	559,920
8,600	[1]	Seattle Genetics, Inc.	332,218
		TOTAL	2,891,205
		Clothing Stores—1.6%
8,187	[1]	Aeropostale, Inc.	76,057
3,308		Cato Corp., Class A	99,141
7,598	[1]	Children's Place Retail Stores, Inc.	414,775
11,022	[1]	Jos A. Bank Clothiers, Inc.	528,835
		TOTAL	1,118,808
		Commodity Chemicals—0.4%
4,408		Stepan Co.	259,499
		Computer Peripherals—1.1%
10,234	[1]	Silicon Graphics, Inc.	130,688
14,617	[1]	Synaptics, Inc.	679,691
		TOTAL	810,379
		Computer Services—3.1%
8,655		Fair Isaac & Co., Inc.	495,759
5,600	[1]	Manhattan Associates, Inc.	596,456
8,823		Syntel, Inc.	757,366
14,941	[1]	Unisys Corp.	393,695
		TOTAL	2,243,276
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	133,205
1

Shares			Value
		COMMON STOCKS—continued
		Contracting—0.2%
3,000	[1]	Team, Inc.	$111,870
		Cosmetics & Toiletries—0.6%
2,481	[1]	Elizabeth Arden, Inc.	89,787
14,034	[1]	Sally Beauty Holdings, Inc.	369,375
		TOTAL	459,162
		Crude Oil & Gas Production—2.0%
15,205		Energy XXI (Bermuda) Ltd.	441,857
18,044	[1]	Stone Energy Corp.	629,014
19,484		W&T Offshore, Inc.	371,950
		TOTAL	1,442,821
		Defense Aerospace—1.1%
5,600		Kaman Corp., Class A	208,208
7,896	[1]	Orbital Sciences Corp.	182,161
4,300	[1]	Teledyne Technologies, Inc.	381,926
		TOTAL	772,295
		Education & Training Services—2.4%
3,960	[1]	American Public Education, Inc.	158,519
10,886	[1]	Bridgepoint Education, Inc.	213,365
5,528	[1]	Capella Education Co.	336,766
14,907	[1]	Grand Canyon Education, Inc.	704,654
5,300	[1]	K12, Inc.	96,884
4,512		Strayer Education, Inc.	178,359
		TOTAL	1,688,547
		Electric & Electronic Original Equipment Manufacturers—1.5%
10,200		Altra Holdings, Inc.	309,774
15,586	[1]	Generac Holdings, Inc.	769,169
		TOTAL	1,078,943
		Electrical Equipment—1.4%
1,670		Belden, Inc.	112,324
10,706		EnerSys, Inc.	710,343
6,330	[1]	Rofin-Sinar Technologies, Inc.	166,163
		TOTAL	988,830
		Electronic Instruments—0.5%
10,389	[1]	iRobot Corp.	351,875
		Electronic Test/Measuring Equipment—0.6%
6,434		MTS Systems Corp.	420,269
		Ethical Drugs—0.2%
1,900	[1]	Cubist Pharmaceuticals, Inc.	117,800
		Financial Services—5.2%
16,568		Deluxe Corp.	780,187
12,400		Financial Engines, Inc.	692,788
15,305		Heartland Payment Systems, Inc.	619,087
7,879	[1]	Outerwall, Inc.	511,978
12,500	[1]	Portfolio Recovery Associates, Inc.	743,125
11,300	[1]	Xoom Corp.	336,175
		TOTAL	3,683,340
		Furniture—0.6%
7,783		Ethan Allen Interiors, Inc.	207,339
12,014	[1]	Select Comfort Corp.	220,097
		TOTAL	427,436
2

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—0.8%
29,500	[1]	Impax Laboratories, Inc.	$597,670
		Grocery Chain—0.9%
8,650		Casey's General Stores, Inc.	630,412
		Home Health Care—1.0%
10,570	[1]	Wellcare Health Plans, Inc.	704,808
		Home Products—1.0%
8,149		Tupperware Brands Corp.	730,558
		Household Appliances—0.7%
2,200	[1]	Middleby Corp.	500,830
		Industrial Machinery—0.7%
4,145		Tennant Co.	251,560
4,513		Watts Industries, Inc., Class A	260,761
		TOTAL	512,321
		Insurance Brokerage—0.1%
1,600	[1]	Texas Capital Bancshares, Inc.	83,280
		Internet Services—0.9%
4,661	[1]	Travelzoo, Inc.	100,351
19,300	[1]	Web.com Group Inc.	520,135
		TOTAL	620,486
		Machined Parts Original Equipment Manufacturers—0.7%
10,278		Applied Industrial Technologies, Inc.	486,252
		Mail Order—0.4%
5,570		HSN, Inc.	291,868
		Maritime—0.7%
10,724		TAL International Group, Inc.	518,076
		Medical Supplies—4.1%
13,200	[1]	Align Technology, Inc.	753,192
2,100	[1]	MWI Veterinary Supply, Inc.	333,144
3,500	[1]	Medidata Solutions, Inc.	386,085
16,300		Owens & Minor, Inc.	609,946
6,977		Steris Corp.	315,291
11,100		West Pharmaceutical Services, Inc.	536,685
		TOTAL	2,934,343
		Medical Technology—2.7%
17,400		Cantel Medical Corp.	610,740
11,100	[1]	Cyberonics, Inc.	641,136
9,541	[1]	Integra Lifesciences Corp.	436,787
8,851	[1]	MedAssets, Inc.	203,838
		TOTAL	1,892,501
		Metal Fabrication—0.9%
15,038		Worthington Industries, Inc.	609,640
		Miscellaneous Components—0.7%
5,600	[1]	Proto Labs, Inc.	469,616
710	[1]	TriMas Corp.	26,881
		TOTAL	496,497
		Miscellaneous Metals—0.9%
6,643		AMCOL International Corp.	213,108
4,498		Materion Corp	134,085
6,365		Matthews International Corp., Class A	258,419
		TOTAL	605,612
3

Shares			Value
		COMMON STOCKS—continued
		Multi-Industry Basic—0.5%
16,614		Olin Corp.	$373,981
		Multi-Industry Capital Goods—0.4%
2,680		Acuity Brands, Inc.	269,367
		Multi-Industry Transportation—0.9%
10,389		Brinks Co. (The)	326,215
8,680	[1]	Hub Group, Inc.	318,816
		TOTAL	645,031
		Office Furniture—1.1%
7,940		HNI Corp.	308,469
14,535		Knoll, Inc.	238,665
7,135		Miller Herman, Inc.	216,476
		TOTAL	763,610
		Office Supplies—0.7%
11,631		United Stationers, Inc.	516,882
		Oil Gas & Consumable Fuels—0.2%
3,325		CVR Energy, Inc.	132,069
		Oil Refiner—1.9%
26,400		Alon USA Energy, Inc.	318,912
15,400		Delek US Holdings, Inc.	393,470
20,850		Western Refining, Inc.	672,829
		TOTAL	1,385,211
		Other Communications Equipment—0.3%
8,124	[1]	Netgear, Inc.	233,646
		Packaged Foods—1.4%
6,000	[1]	Hain Celestial Group, Inc.	499,380
6,879	[1]	United Natural Foods, Inc.	491,505
		TOTAL	990,885
		Paper Products—0.2%
2,600	[1]	Clearwater Paper Corp.	135,772
		Personal & Household—1.1%
6,700		Nu Skin Enterprises, Inc., Class A	783,431
		Personal Loans—1.0%
8,577		Cash America International, Inc.	338,363
3,300	[1]	Credit Acceptance Corp.	390,390
		TOTAL	728,753
		Personnel Agency—0.9%
22,700	[1]	AMN Healthcare Services, Inc.	281,480
3,100		Maximus, Inc.	150,195
9,492	[1]	TrueBlue, Inc.	234,452
		TOTAL	666,127
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	198,371
		Poultry Products—0.3%
3,900		Sanderson Farms, Inc.	246,519
		Printing—1.0%
3,401	[1]	Consolidated Graphics, Inc.	217,970
18,280		Valassis Communications, Inc.	500,141
		TOTAL	718,111
		Professional Services—0.8%
3,400	[1]	CoStar Group, Inc.	601,766
4

Shares			Value
		COMMON STOCKS—continued
		Recreational Vehicles—1.5%
4,600		Arctic Cat, Inc.	$241,040
17,782		Brunswick Corp.	802,502
		TOTAL	1,043,542
		Regional Banks—0.4%
6,400		Bank of the Ozarks, Inc.	316,672
		Restaurants—2.7%
5,605		CEC Entertainment, Inc.	259,792
6,576		Cracker Barrel Old Country Store, Inc.	722,505
6,700		Domino's Pizza, Inc.	449,302
3,926	[1]	Jack in the Box, Inc.	159,709
4,316	[1]	Red Robin Gourmet Burgers	328,793
		TOTAL	1,920,101
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	76,258
		Semiconductor Distribution—0.5%
3,400	[1]	Tyler Technologies, Inc.	328,814
		Semiconductor Manufacturing—1.4%
6,412	[1]	Cabot Microelectronics Corp.	262,187
18,965	[1]	Cirrus Logic, Inc.	425,385
5,994	[1]	Plexus Corp.	229,450
13,710	[1]	Triquint Semiconductor, Inc.	108,720
		TOTAL	1,025,742
		Semiconductor Manufacturing Equipment—1.1%
18,799		Brooks Automation, Inc.	181,223
25,704		Mentor Graphics Corp.	567,544
		TOTAL	748,767
		Services to Medical Professionals—3.2%
14,809	[1]	Bio-Reference Laboratories, Inc.	479,960
11,217	[1]	Centene Corp.	629,947
3,133	[1]	Molina Healthcare, Inc.	99,128
13,423	[1]	Team Health Holdings, Inc.	583,095
13,900	[1]	WebMD Health Corp., Class A	489,558
		TOTAL	2,281,688
		Shoes—1.4%
30,921	[1]	CROCs, Inc.	376,618
9,220	[1]	Genesco, Inc.	627,974
		TOTAL	1,004,592
		Software Packaged/Custom—7.2%
21,200	[1]	Aspen Technology, Inc.	810,476
16,472		CSG Systems International, Inc.	458,910
8,800	[1]	Commvault Systems, Inc.	687,104
13,500	[1]	Electronics for Imaging, Inc.	463,185
15,500	[1]	IGATE Capital Corp.	493,520
2,379	[1]	MicroStrategy, Inc., Class A	290,214
11,207	[1]	PTC, Inc.	310,658
15,930	[1]	Progress Software Corp.	413,543
19,700	[1]	SS&C Technologies Holdings, Inc.	774,210
16,803	[1]	ValueClick, Inc.	322,786
2,697	[1]	Verint Systems, Inc.	98,494
		TOTAL	5,123,100
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Chemicals—1.8%
15,500		American Vanguard Corp.	$404,550
8,333		Chemed Corp.	565,144
7,034	[1]	Chemtura Corp.	172,333
1,638		Quaker Chemical Corp.	124,341
		TOTAL	1,266,368
		Specialty Retailing—5.5%
2,114		Aaron's, Inc.	59,974
10,500	[1]	Asbury Automotive Group, Inc.	504,525
8,951	[1]	Cabela's, Inc., Class A	530,973
10,402		Finish Line, Inc., Class A	260,466
10,960		GNC Acquisition Holdings, Inc.	644,667
3,445	[1]	Kirkland's, Inc.	61,149
4,600		Lithia Motors, Inc., Class A	289,110
6,751	[1]	Lumber Liquidators, Inc.	770,897
13,619		Penske Automotive Group, Inc.	539,585
8,239		Pier 1 Imports, Inc.	172,030
5,100	[1]	Vera Bradley, Inc.	112,965
		TOTAL	3,946,341
		Surveillance-Detection—0.4%
6,593		Mine Safety Appliances Co.	317,519
		Telecommunication Equipment & Services—3.5%
7,003		Adtran, Inc.	164,431
8,931	[1]	Anixter International, Inc.	763,511
32,763	[1]	CIENA Corp.	762,395
1,858	[1]	Mastec, Inc.	59,400
19,200	[1]	Ubiquiti Networks, Inc.	740,736
		TOTAL	2,490,473
		Trucking—0.7%
9,900	[1]	Old Dominion Freight Lines, Inc.	464,310
		Undesignated Consumer Cyclicals—0.6%
9,700	[1]	Parexel International Corp.	443,387
		Undesignated Consumer Staples—1.4%
16,400	[1]	Medifast, Inc.	382,284
8,800	[1]	USANA, Inc.	600,424
		TOTAL	982,708
		Undesignated Health—0.9%
18,300		HealthSouth Corp.	642,513
		Wireless Communications—0.4%
7,600		InterDigital, Inc.	294,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,229,542)	69,977,867
		INVESTMENT COMPANY—1.7%
1,227,570	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	1,227,570
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $57,457,112)[4]	71,205,437
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	67,927
		TOTAL NET ASSETS—100%	$71,273,364
6

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2013, the cost of investments for federal tax purposes was $57,457,112. The net unrealized appreciation of investments for federal tax purposes was $13,748,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,713,218 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,964,893.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013